Hartford Disciplined US Equity ETF
Schedule of Investments
December 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Automobiles & Components - 2.1%
2,994	Autoliv, Inc.	$280,807
429	General Motors Co.	22,853
4,260	Gentex Corp.	122,390
5,921	Tesla, Inc.*	2,391,137
		2,817,187
	Banks - 1.5%
2,148	Bank of America Corp.	94,405
1,856	Citigroup, Inc.	130,644
5,168	JP Morgan Chase & Co.	1,238,821
787	PNC Financial Services Group, Inc.	151,773
1,553	Truist Financial Corp.	67,369
5,046	Wells Fargo & Co.	354,431
		2,037,443
	Capital Goods - 5.5%
1,690	3M Co.	218,162
181	Acuity Brands, Inc.	52,875
6,910	Allison Transmission Holdings, Inc.	746,695
96	Carlisle Cos., Inc.	35,409
806	Caterpillar, Inc.	292,385
481	CSW Industrials, Inc.	169,697
3,289	Cummins, Inc.	1,146,545
5,957	Donaldson Co., Inc.	401,204
1,041	Dycom Industries, Inc.*	181,196
898	Eaton Corp. PLC	298,019
1,542	EMCOR Group, Inc.	699,914
3,825	Federal Signal Corp.	353,392
2,835	Ferguson Enterprises, Inc.	492,071
693	General Dynamics Corp.	182,599
1,114	General Electric Co.	185,804
198	Lennox International, Inc.	120,641
819	Lockheed Martin Corp.	397,985
5,901	Mueller Industries, Inc.	468,303
758	Otis Worldwide Corp.	70,198
743	Owens Corning	126,548
3,615	RTX Corp.	418,328
211	Snap-on, Inc.	71,630
469	Trane Technologies PLC	173,225
		7,302,825
	Commercial & Professional Services - 1.8%
3,266	Booz Allen Hamilton Holding Corp.	420,334
723	Broadridge Financial Solutions, Inc.	163,463
109	CACI International, Inc. Class A*	44,043
3,857	Cintas Corp.	704,674
440	Paychex, Inc.	61,697
9,162	Robert Half, Inc.	645,554
1,249	Verisk Analytics, Inc.	344,012
		2,383,777
	Consumer Discretionary Distribution & Retail - 5.7%
22,556	Amazon.com, Inc.*	4,948,561
843	Best Buy Co., Inc.	72,329
841	Dick's Sporting Goods, Inc.	192,454
5,765	eBay, Inc.	357,142
1,002	Genuine Parts Co.	116,994
1,552	Home Depot, Inc.	603,712
483	LKQ Corp.	17,750
972	Lowe's Cos., Inc.	239,890
969	Murphy USA, Inc.	486,196
790	TJX Cos., Inc.	95,440
4,069	Tractor Supply Co.	215,901
924	Williams-Sonoma, Inc.	171,106
		7,517,475
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Consumer Durables & Apparel - 0.5%
1,153	Crocs, Inc.*	$126,288
2,217	Ralph Lauren Corp.	512,083
570	Tapestry, Inc.	37,238
		675,609
	Consumer Services - 3.0%
2,158	Airbnb, Inc. Class A*	283,583
132	Booking Holdings, Inc.	655,831
2,143	Chipotle Mexican Grill, Inc.*	129,223
471	Choice Hotels International, Inc.	66,873
920	Darden Restaurants, Inc.	171,755
690	DoorDash, Inc. Class A*	115,747
8,744	H&R Block, Inc.	462,033
1,323	McDonald's Corp.	383,524
6,833	Six Flags Entertainment Corp.	329,282
902	Starbucks Corp.	82,308
3,312	Texas Roadhouse, Inc.	597,584
5,454	Yum! Brands, Inc.	731,709
		4,009,452
	Consumer Staples Distribution & Retail - 1.8%
11,223	Albertsons Cos., Inc. Class A	220,420
2,691	BJ's Wholesale Club Holdings, Inc.*	240,441
931	Costco Wholesale Corp.	853,047
380	Target Corp.	51,368
10,997	Walmart, Inc.	993,579
		2,358,855
	Energy - 4.2%
1,255	Cheniere Energy, Inc.	269,662
7,688	Chevron Corp.	1,113,530
2,355	Chord Energy Corp.	275,347
3,598	ConocoPhillips	356,814
1,664	Diamondback Energy, Inc.	272,613
496	DT Midstream, Inc.	49,317
4,344	EOG Resources, Inc.	532,488
11,794	Exxon Mobil Corp.	1,268,681
16,616	Kinder Morgan, Inc.	455,278
1,550	Marathon Petroleum Corp.	216,225
899	Targa Resources Corp.	160,471
2,000	Valero Energy Corp.	245,180
5,219	Williams Cos., Inc.	282,452
		5,498,058
	Equity Real Estate Investment Trusts (REITs) - 3.8%
6,098	Agree Realty Corp. REIT	429,604
815	AvalonBay Communities, Inc. REIT	179,275
2,199	CubeSmart REIT	94,227
112	EastGroup Properties, Inc. REIT	17,975
1,467	Equity Residential REIT	105,272
1,031	Essex Property Trust, Inc. REIT	294,289
553	First Industrial Realty Trust, Inc. REIT	27,722
13,391	Gaming & Leisure Properties, Inc. REIT	644,910
10,261	Healthcare Realty Trust, Inc. REIT	173,924
5,160	Iron Mountain, Inc. REIT	542,368
8,165	Lamar Advertising Co. Class A, REIT	994,007
6,997	NNN, Inc. REIT	285,827
10,540	Omega Healthcare Investors, Inc. REIT	398,939
646	Rayonier, Inc. REIT	16,861
2,504	Simon Property Group, Inc. REIT	431,214
12,511	STAG Industrial, Inc. REIT	423,122
		5,059,536
	Financial Services - 7.0%
47,797	AGNC Investment Corp. REIT	440,210
890	American Express Co.	264,143

1

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
December 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Financial Services - 7.0% - (continued)
2,010	Annaly Capital Management, Inc. REIT	$36,783
10,629	Bank of New York Mellon Corp.	816,626
1,337	Berkshire Hathaway, Inc. Class B*	606,035
171	Blackrock, Inc.	175,294
4,407	Cboe Global Markets, Inc.	861,128
265	Coinbase Global, Inc. Class A*	65,800
12,608	Corebridge Financial, Inc.	377,358
118	Evercore, Inc. Class A	32,708
246	Goldman Sachs Group, Inc.	140,865
462	Hamilton Lane, Inc. Class A	68,399
208	Interactive Brokers Group, Inc. Class A	36,747
250	Jack Henry & Associates, Inc.	43,825
20,714	Janus Henderson Group PLC	880,967
522	KKR & Co., Inc.	77,209
566	Lazard, Inc.	29,138
4,709	MGIC Investment Corp.	111,650
1,167	Moody's Corp.	552,423
4,242	Morgan Stanley	533,304
119	Morningstar, Inc.	40,075
100	MSCI, Inc.	60,001
3,168	Nasdaq, Inc.	244,918
306	PayPal Holdings, Inc.*	26,117
14,224	Radian Group, Inc.	451,185
42,852	Rithm Capital Corp. REIT	464,087
725	S&P Global, Inc.	361,072
32,857	Starwood Property Trust, Inc. REIT	622,640
2,116	State Street Corp.	207,685
6,000	T Rowe Price Group, Inc.	678,540
		9,306,932
	Food, Beverage & Tobacco - 3.6%
27,143	Altria Group, Inc.	1,419,307
3,953	Bunge Global SA	307,385
2,054	Campbell's Co.	86,021
9,645	Coca-Cola Co.	600,498
125	Coca-Cola Consolidated, Inc.	157,499
3,128	Flowers Foods, Inc.	64,624
1,745	Hershey Co.	295,516
2,746	Ingredion, Inc.	377,740
9,643	PepsiCo, Inc.	1,466,315
		4,774,905
	Health Care Equipment & Services - 3.0%
6,117	Abbott Laboratories	691,894
4,966	Boston Scientific Corp.*	443,563
2,091	GE HealthCare Technologies, Inc.	163,474
347	HCA Healthcare, Inc.	104,152
282	Inspire Medical Systems, Inc.*	52,277
40	Intuitive Surgical, Inc.*	20,879
844	McKesson Corp.	481,004
3,457	Medtronic PLC	276,145
2,505	Quest Diagnostics, Inc.	377,904
1,625	ResMed, Inc.	371,621
290	Stryker Corp.	104,415
180	TransMedics Group, Inc.*	11,223
1,802	UnitedHealth Group, Inc.	911,560
		4,010,111
	Household & Personal Products - 1.5%
9,527	Colgate-Palmolive Co.	866,099
36,537	Kenvue, Inc.	780,065
2,391	Kimberly-Clark Corp.	313,317
		1,959,481
	Insurance - 2.4%
3,442	Aflac, Inc.	356,040
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Insurance - 2.4% - (continued)
6,462	Axis Capital Holdings Ltd.	$572,662
2,071	Chubb Ltd.	572,217
125	Cincinnati Financial Corp.	17,963
861	Fidelity National Financial, Inc.	48,337
1,122	Marsh & McLennan Cos., Inc.	238,324
7,273	Old Republic International Corp.	263,210
1,693	Progressive Corp.	405,660
2,425	Prudential Financial, Inc.	287,435
1,468	Travelers Cos., Inc.	353,627
376	Willis Towers Watson PLC	117,778
		3,233,253
	Materials - 2.1%
1,576	Cabot Corp.	143,905
848	CRH PLC	78,457
612	Ecolab, Inc.	143,404
4,672	Element Solutions, Inc.	118,809
9,520	Knife River Corp.*	967,613
1,140	Packaging Corp. of America	256,648
4,447	RPM International, Inc.	547,248
1,621	Sherwin-Williams Co.	551,026
		2,807,110
	Media & Entertainment - 8.3%
30,338	Alphabet, Inc. Class A	5,742,983
4,017	Electronic Arts, Inc.	587,687
7,501	Fox Corp. Class A	364,399
4,417	Meta Platforms, Inc. Class A	2,586,198
971	Netflix, Inc.*	865,472
5,667	New York Times Co. Class A	294,967
9,529	News Corp. Class A	262,429
3,604	Omnicom Group, Inc.	310,088
1,056	ROBLOX Corp. Class A*	61,100
		11,075,323
	Pharmaceuticals, Biotechnology & Life Sciences - 6.4%
8,193	AbbVie, Inc.	1,455,896
937	Amgen, Inc.	244,220
16,834	Bristol-Myers Squibb Co.	952,131
467	Danaher Corp.	107,200
1,593	Eli Lilly & Co.	1,229,796
7,411	Gilead Sciences, Inc.	684,554
13,279	Johnson & Johnson	1,920,409
3,598	Merck & Co., Inc.	357,929
1,156	Organon & Co.	17,248
10,026	Pfizer, Inc.	265,990
45	Regeneron Pharmaceuticals, Inc.*	32,055
402	Thermo Fisher Scientific, Inc.	209,132
998	Vertex Pharmaceuticals, Inc.*	401,895
1,420	West Pharmaceutical Services, Inc.	465,135
1,123	Zoetis, Inc.	182,970
		8,526,560
	Semiconductors & Semiconductor Equipment - 10.5%
680	Advanced Micro Devices, Inc.*	82,137
2,809	Applied Materials, Inc.	456,828
10,478	Broadcom, Inc.	2,429,220
223	Cirrus Logic, Inc.*	22,206
600	KLA Corp.	378,072
2,970	Lam Research Corp.	214,523
265	Monolithic Power Systems, Inc.	156,801
55,794	NVIDIA Corp.	7,492,576
2,210	NXP Semiconductors NV	459,348
4,085	QUALCOMM, Inc.	627,538
885	Skyworks Solutions, Inc.	78,482

2

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
December 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Semiconductors & Semiconductor Equipment - 10.5% - (continued)
960	Teradyne, Inc.	$120,883
7,467	Texas Instruments, Inc.	1,400,137
		13,918,751
	Software & Services - 12.6%
1,489	Accenture PLC Class A	523,815
354	Adobe, Inc.*	157,417
2,813	Altair Engineering, Inc. Class A*	306,926
1,010	AppLovin Corp. Class A*	327,068
706	Cadence Design Systems, Inc.*	212,125
298	Cloudflare, Inc. Class A*	32,089
9,033	Cognizant Technology Solutions Corp. Class A	694,638
794	Crowdstrike Holdings, Inc. Class A*	271,675
1,323	Datadog, Inc. Class A*	189,043
26,687	Dropbox, Inc. Class A*	801,678
754	Elastic NV*	74,706
194	Fair Isaac Corp.*	386,240
175	Gartner, Inc.*	84,782
3,427	GoDaddy, Inc. Class A*	676,387
1,491	Guidewire Software, Inc.*	251,353
343	HubSpot, Inc.*	238,992
4,600	International Business Machines Corp.	1,011,218
504	Intuit, Inc.	316,764
1,033	Manhattan Associates, Inc.*	279,158
17,208	Microsoft Corp.	7,253,172
1,381	Nutanix, Inc. Class A*	84,490
4,994	Oracle Corp.	832,200
5,931	Palantir Technologies, Inc. Class A*	448,562
1,088	Palo Alto Networks, Inc.*	197,972
1,458	Salesforce, Inc.	487,453
238	ServiceNow, Inc.*	252,309
849	Smartsheet, Inc. Class A*	47,569
117	Snowflake, Inc. Class A*	18,066
111	Synopsys, Inc.*	53,875
2,509	Varonis Systems, Inc.*	111,475
272	Zscaler, Inc.*	49,072
		16,672,289
	Technology Hardware & Equipment - 8.0%
8,510	Amphenol Corp. Class A	591,020
30,155	Apple, Inc.	7,551,415
7,332	Cisco Systems, Inc.	434,054
3,635	Corning, Inc.	172,735
167	Dell Technologies, Inc. Class C	19,245
5,931	Flex Ltd.*	227,691
4,756	HP, Inc.	155,188
1,531	Juniper Networks, Inc.	57,336
454	Motorola Solutions, Inc.	209,853
6,679	NetApp, Inc.	775,298
3,337	TE Connectivity PLC	477,091
		10,670,926
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.8% - (continued)
	Telecommunication Services - 2.0%
32,257	AT&T, Inc.		$734,492
1,414	T-Mobile U.S., Inc.		312,112
39,767	Verizon Communications, Inc.		1,590,282
			2,636,886
	Transportation - 1.3%
3,630	CH Robinson Worldwide, Inc.		375,052
1,152	FedEx Corp.		324,092
118	JB Hunt Transport Services, Inc.		20,138
277	Old Dominion Freight Line, Inc.		48,863
3,542	Ryder System, Inc.		555,598
5,526	Uber Technologies, Inc.*		333,328
			1,657,071
	Utilities - 1.2%
751	DTE Energy Co.		90,683
1,444	Duke Energy Corp.		155,576
2,394	Edison International		191,137
3,960	NextEra Energy, Inc.		283,892
1,477	NRG Energy, Inc.		133,255
712	OGE Energy Corp.		29,370
5,893	Public Service Enterprise Group, Inc.		497,900
3,121	Southern Co.		256,921
			1,638,734
	Total Common Stocks (cost $110,170,360)		$132,548,549
	Total Investments (cost $110,170,360)	99.8%	$132,548,549
	Other Assets and Liabilities	0.2%	290,824
	Net Assets	100.0%	$132,839,373
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.

Futures Contracts Outstanding at December 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	7	03/21/2025	$207,751	$(6,725)
Total futures contracts				$(6,725)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

3

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
December 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$2,817,187	$2,817,187	$—	$—
Banks	2,037,443	2,037,443	—	—
Capital Goods	7,302,825	7,302,825	—	—
Commercial & Professional Services	2,383,777	2,383,777	—	—
Consumer Discretionary Distribution & Retail	7,517,475	7,517,475	—	—
Consumer Durables & Apparel	675,609	675,609	—	—
Consumer Services	4,009,452	4,009,452	—	—
Consumer Staples Distribution & Retail	2,358,855	2,358,855	—	—
Energy	5,498,058	5,498,058	—	—
Equity Real Estate Investment Trusts (REITs)	5,059,536	5,059,536	—	—
Financial Services	9,306,932	9,306,932	—	—
Food, Beverage & Tobacco	4,774,905	4,774,905	—	—
Health Care Equipment & Services	4,010,111	4,010,111	—	—
Household & Personal Products	1,959,481	1,959,481	—	—
Insurance	3,233,253	3,233,253	—	—
Materials	2,807,110	2,807,110	—	—
Media & Entertainment	11,075,323	11,075,323	—	—
Pharmaceuticals, Biotechnology & Life Sciences	8,526,560	8,526,560	—	—
Semiconductors & Semiconductor Equipment	13,918,751	13,918,751	—	—
Software & Services	16,672,289	16,672,289	—	—
Technology Hardware & Equipment	10,670,926	10,670,926	—	—
Telecommunication Services	2,636,886	2,636,886	—	—
Transportation	1,657,071	1,657,071	—	—
Utilities	1,638,734	1,638,734	—	—
Total	$132,548,549	$132,548,549	$—	$—
Liabilities
Futures Contracts(2)	$(6,725)	$(6,725)	$—	$—
Total	$(6,725)	$(6,725)	$—	$—

(1)	For the period ended December 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

4

Hartford Longevity Economy ETF
Schedule of Investments
December 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9%
	Automobiles & Components - 1.0%
947	Ford Motor Co.	$9,375
1,656	General Motors Co.	88,215
93	Thor Industries, Inc.	8,901
297	Winnebago Industries, Inc.	14,191
		120,682
	Banks - 4.1%
1,088	Bank of America Corp.	47,817
830	Citigroup, Inc.	58,424
92	Citizens Financial Group, Inc.	4,026
1,010	Fifth Third Bancorp	42,703
10	First Citizens BancShares, Inc. Class A	21,130
2,054	Huntington Bancshares, Inc.	33,418
190	JP Morgan Chase & Co.	45,545
261	M&T Bank Corp.	49,071
180	OFG Bancorp	7,618
49	Pathward Financial, Inc.	3,605
254	PNC Financial Services Group, Inc.	48,984
80	Popular, Inc.	7,525
36	Preferred Bank	3,110
1,469	Regions Financial Corp.	34,551
368	Truist Financial Corp.	15,964
727	U.S. Bancorp	34,772
703	Wells Fargo & Co.	49,379
		507,642
	Capital Goods - 2.6%
18	3M Co.	2,324
120	Curtiss-Wright Corp.	42,584
155	General Dynamics Corp.	40,841
131	HEICO Corp.	31,144
130	Honeywell International, Inc.	29,366
58	L3Harris Technologies, Inc.	12,196
129	Lockheed Martin Corp.	62,686
64	Moog, Inc. Class A	12,598
45	Northrop Grumman Corp.	21,118
351	RTX Corp.	40,618
21	TransDigm Group, Inc.	26,613
		322,088
	Commercial & Professional Services - 0.0%
46	Brink's Co.	4,267
	Consumer Discretionary Distribution & Retail - 8.0%
644	Amazon.com, Inc.*	141,287
142	Best Buy Co., Inc.	12,184
317	Buckle, Inc.	16,107
223	Dillard's, Inc. Class A(1)	96,278
2,093	eBay, Inc.	129,661
215	Etsy, Inc.*	11,371
211	Home Depot, Inc.	82,077
1,021	Kohl's Corp.(1)	14,335
350	Lowe's Cos., Inc.	86,380
4,440	Macy's, Inc.	75,169
4,284	Nordstrom, Inc.	103,459
572	Ollie's Bargain Outlet Holdings, Inc.*	62,766
149	Ross Stores, Inc.	22,539
684	TJX Cos., Inc.	82,634
450	Tractor Supply Co.	23,877
643	Upbound Group, Inc.	18,756
113	Williams-Sonoma, Inc.	20,925
		999,805
	Consumer Durables & Apparel - 1.6%
158	Acushnet Holdings Corp.	11,231
28	Columbia Sportswear Co.	2,350
76	DR Horton, Inc.	10,626
169	Garmin Ltd.	34,858
373	Kontoor Brands, Inc.	31,858
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Consumer Durables & Apparel - 1.6% - (continued)
318	La-Z-Boy, Inc.	$13,855
994	Newell Brands, Inc.	9,900
4	NVR, Inc.*	32,716
224	PulteGroup, Inc.	24,394
175	Revelyst, Inc.*	3,365
372	Steven Madden Ltd.	15,818
23	Whirlpool Corp.	2,633
138	Worthington Enterprises, Inc.	5,535
		199,139
	Consumer Services - 2.7%
60	Airbnb, Inc. Class A*	7,885
19	Booking Holdings, Inc.	94,400
159	Frontdoor, Inc.*	8,693
123	Grand Canyon Education, Inc.*	20,147
432	H&R Block, Inc.	22,827
110	Hilton Worldwide Holdings, Inc.	27,188
14	McDonald's Corp.	4,058
428	Monarch Casino & Resort, Inc.	33,769
275	Perdoceo Education Corp.	7,279
135	Royal Caribbean Cruises Ltd.	31,143
301	Six Flags Entertainment Corp.	14,505
273	Stride, Inc.*	28,373
45	Travel & Leisure Co.	2,270
262	Yum! Brands, Inc.	35,150
		337,687
	Consumer Staples Distribution & Retail - 4.1%
2,796	Albertsons Cos., Inc. Class A	54,914
291	BJ's Wholesale Club Holdings, Inc.*	26,001
14	Casey's General Stores, Inc.	5,547
71	Costco Wholesale Corp.	65,055
289	Ingles Markets, Inc. Class A	18,623
1,182	Kroger Co.	72,279
255	PriceSmart, Inc.	23,503
134	Sprouts Farmers Market, Inc.*	17,028
465	Sysco Corp.	35,554
311	Target Corp.	42,041
852	Walgreens Boots Alliance, Inc.	7,949
1,237	Walmart, Inc.	111,763
393	Weis Markets, Inc.	26,614
		506,871
	Equity Real Estate Investment Trusts (REITs) - 1.9%
103	AvalonBay Communities, Inc. REIT	22,657
115	CareTrust, Inc. REIT	3,111
220	Equity Residential REIT	15,787
403	Iron Mountain, Inc. REIT	42,359
199	Lamar Advertising Co. Class A, REIT	24,226
87	LTC Properties, Inc. REIT	3,006
226	National Health Investors, Inc. REIT	15,662
178	Realty Income Corp. REIT	9,507
128	Simon Property Group, Inc. REIT	22,043
1,554	Sunstone Hotel Investors, Inc. REIT	18,399
57	Urban Edge Properties REIT	1,226
171	Ventas, Inc. REIT	10,070
604	VICI Properties, Inc. REIT	17,643
295	Welltower, Inc. REIT	37,179
		242,875
	Financial Services - 5.6%
7	Affiliated Managers Group, Inc.	1,294
122	American Express Co.	36,208
34	Ameriprise Financial, Inc.	18,103
32	Apollo Global Management, Inc.	5,285
856	Bank of New York Mellon Corp.	65,767
120	Berkshire Hathaway, Inc. Class B*	54,394
22	Blackrock, Inc.	22,552
132	Capital One Financial Corp.	23,538

5

Hartford Longevity Economy ETF
Schedule of Investments – (continued)
December 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Financial Services - 5.6% - (continued)
176	Donnelley Financial Solutions, Inc.*	$11,040
336	Equitable Holdings, Inc.	15,849
25	Evercore, Inc. Class A	6,930
154	Federated Hermes, Inc.	6,331
116	Goldman Sachs Group, Inc.	66,424
29	Houlihan Lokey, Inc.	5,036
93	Intercontinental Exchange, Inc.	13,858
158	Jackson Financial, Inc. Class A	13,759
677	Janus Henderson Group PLC	28,793
213	Jefferies Financial Group, Inc.	16,699
107	Moody's Corp.	50,651
422	Morgan Stanley	53,054
12	Morningstar, Inc.	4,041
5	Piper Sandler Cos.	1,500
79	PJT Partners, Inc. Class A	12,467
570	PROG Holdings, Inc.	24,088
105	Raymond James Financial, Inc.	16,310
36	S&P Global, Inc.	17,929
427	State Street Corp.	41,910
140	Stifel Financial Corp.	14,851
36	StoneX Group, Inc.*	3,527
501	Synchrony Financial	32,565
142	T Rowe Price Group, Inc.	16,059
79	Victory Capital Holdings, Inc. Class A	5,171
		705,983
	Food, Beverage & Tobacco - 1.8%
515	Cal-Maine Foods, Inc.	53,004
832	Coca-Cola Co.	51,800
9	Coca-Cola Consolidated, Inc.	11,340
814	Flowers Foods, Inc.	16,817
160	General Mills, Inc.	10,203
123	Hershey Co.	20,830
75	Mondelez International, Inc. Class A	4,480
257	PepsiCo, Inc.	39,079
637	WK Kellogg Co.	11,460
		219,013
	Health Care Equipment & Services - 7.8%
372	Abbott Laboratories	42,077
167	Addus HomeCare Corp.*	20,934
619	Amedisys, Inc.*	56,199
76	Becton Dickinson & Co.	17,242
772	Boston Scientific Corp.*	68,955
64	Cardinal Health, Inc.	7,569
125	Cencora, Inc.	28,085
436	Centene Corp.*	26,413
39	Chemed Corp.	20,662
139	Cigna Group	38,384
180	CorVel Corp.*	20,027
28	CVS Health Corp.	1,257
183	Doximity, Inc. Class A*	9,770
169	Elevance Health, Inc.	62,344
272	Encompass Health Corp.	25,119
144	HCA Healthcare, Inc.	43,222
613	Hims & Hers Health, Inc.*	14,822
190	Hologic, Inc.*	13,697
115	Humana, Inc.	29,177
26	IDEXX Laboratories, Inc.*	10,749
84	Intuitive Surgical, Inc.*	43,845
83	Lantheus Holdings, Inc.*	7,425
65	LeMaitre Vascular, Inc.	5,989
145	McKesson Corp.	82,637
418	Medtronic PLC	33,390
195	Merit Medical Systems, Inc.*	18,860
905	Patterson Cos., Inc.	27,928
371	Premier, Inc. Class A	7,865
127	Quest Diagnostics, Inc.	19,159
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Health Care Equipment & Services - 7.8% - (continued)
119	ResMed, Inc.	$27,214
26	STERIS PLC	5,345
138	Stryker Corp.	49,687
124	UnitedHealth Group, Inc.	62,727
54	Veeva Systems, Inc. Class A*	11,354
132	Zimmer Biomet Holdings, Inc.	13,943
		974,072
	Household & Personal Products - 1.7%
47	BellRing Brands, Inc.*	3,541
155	Church & Dwight Co., Inc.	16,230
947	Colgate-Palmolive Co.	86,092
198	Edgewell Personal Care Co.	6,653
981	Kenvue, Inc.	20,944
288	Kimberly-Clark Corp.	37,739
246	Procter & Gamble Co.	41,242
		212,441
	Insurance - 1.6%
168	Aflac, Inc.	17,378
14	Allstate Corp.	2,699
101	American International Group, Inc.	7,353
71	Arch Capital Group Ltd.	6,557
84	Axis Capital Holdings Ltd.	7,444
109	Chubb Ltd.	30,117
181	Cincinnati Financial Corp.	26,010
3	Markel Group, Inc.*	5,178
127	MetLife, Inc.	10,399
482	Old Republic International Corp.	17,443
97	Progressive Corp.	23,242
277	Prudential Financial, Inc.	32,833
166	Unum Group	12,123
		198,776
	Media & Entertainment - 10.9%
757	Alphabet, Inc. Class A	143,300
4,268	Cargurus, Inc.*	155,953
6,529	Cars.com, Inc.*	113,148
26	Charter Communications, Inc. Class A*	8,912
114	Cinemark Holdings, Inc.*	3,532
1,572	Comcast Corp. Class A	58,997
370	Electronic Arts, Inc.	54,131
1,425	Endeavor Group Holdings, Inc. Class A(1)	44,588
368	Fox Corp. Class A	17,877
981	IAC, Inc.*	42,320
389	John Wiley & Sons, Inc. Class A	17,003
32	Live Nation Entertainment, Inc.*	4,144
468	Madison Square Garden Entertainment Corp.*	16,661
143	Madison Square Garden Sports Corp.*	32,272
2,428	Match Group, Inc.*	79,420
236	Meta Platforms, Inc. Class A	138,180
93	Netflix, Inc.*	82,893
532	New York Times Co. Class A	27,691
2,162	Pinterest, Inc. Class A*	62,698
5,081	Snap, Inc. Class A*	54,722
5,097	TripAdvisor, Inc.*	75,283
47	Walt Disney Co.	5,234
3,059	Yelp, Inc.*	118,383
		1,357,342
	Pharmaceuticals, Biotechnology & Life Sciences - 8.5%
253	AbbVie, Inc.	44,958
342	Agilent Technologies, Inc.	45,944
132	Amgen, Inc.	34,404
20	ANI Pharmaceuticals, Inc.*	1,106
788	Bristol-Myers Squibb Co.	44,569
338	Catalyst Pharmaceuticals, Inc.*	7,054
1,056	Collegium Pharmaceutical, Inc.*	30,254
1,149	Corcept Therapeutics, Inc.*	57,898

6

Hartford Longevity Economy ETF
Schedule of Investments – (continued)
December 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 8.5% - (continued)
83	Danaher Corp.	$19,053
85	Eli Lilly & Co.	65,620
932	Exelixis, Inc.*	31,036
757	Gilead Sciences, Inc.	69,924
390	Incyte Corp.*	26,937
309	Intra-Cellular Therapies, Inc.*	25,808
614	Johnson & Johnson	88,797
595	Merck & Co., Inc.	59,191
56	Mettler-Toledo International, Inc.*	68,526
2,114	Organon & Co.	31,541
956	Pfizer, Inc.	25,363
62	Prestige Consumer Healthcare, Inc.*	4,842
71	Regeneron Pharmaceuticals, Inc.*	50,575
80	Thermo Fisher Scientific, Inc.	41,618
98	United Therapeutics Corp.*	34,578
182	Vertex Pharmaceuticals, Inc.*	73,291
829	Viatris, Inc.	10,321
68	Waters Corp.*	25,227
303	Zoetis, Inc.	49,368
		1,067,803
	Real Estate Management & Development - 0.0%
38	CBRE Group, Inc. Class A*	4,989
	Semiconductors & Semiconductor Equipment - 11.0%
152	Advanced Micro Devices, Inc.*	18,360
366	Analog Devices, Inc.	77,760
396	Broadcom, Inc.	91,809
732	Cirrus Logic, Inc.*	72,892
580	Credo Technology Group Holding Ltd.*	38,982
754	Diodes, Inc.*	46,499
103	First Solar, Inc.*	18,153
392	Impinj, Inc.*	56,942
1,177	Intel Corp.	23,599
349	MACOM Technology Solutions Holdings, Inc.*	45,339
57	Marvell Technology, Inc.	6,296
1,168	Microchip Technology, Inc.	66,985
495	Micron Technology, Inc.	41,659
107	Monolithic Power Systems, Inc.	63,312
1,032	NVIDIA Corp.	138,587
474	NXP Semiconductors NV	98,521
655	ON Semiconductor Corp.*	41,298
332	Penguin Solutions, Inc.*	6,371
446	Power Integrations, Inc.	27,518
316	Qorvo, Inc.*	22,098
705	QUALCOMM, Inc.	108,302
713	Semtech Corp.*	44,099
546	Skyworks Solutions, Inc.	48,419
577	Texas Instruments, Inc.	108,193
407	Universal Display Corp.	59,503
		1,371,496
	Software & Services - 13.3%
470	ACI Worldwide, Inc.*	24,398
1,898	Adeia, Inc.	26,534
33	Adobe, Inc.*	14,674
135	Agilysys, Inc.*	17,781
499	Alkami Technology, Inc.*	18,303
59	ANSYS, Inc.*	19,902
549	Appian Corp. Class A*	18,106
84	AppLovin Corp. Class A*	27,202
118	Autodesk, Inc.*	34,877
3,340	AvePoint, Inc.*	55,143
663	Box, Inc. Class A*	20,951
122	Cadence Design Systems, Inc.*	36,656
671	Commvault Systems, Inc.*	101,261
131	Crowdstrike Holdings, Inc. Class A*	44,823
115	DocuSign, Inc.*	10,343
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Software & Services - 13.3% - (continued)
1,172	Dolby Laboratories, Inc. Class A	$91,533
45	Fair Isaac Corp.*	89,592
981	Fortinet, Inc.*	92,685
1,773	Gen Digital, Inc.	48,545
188	GoDaddy, Inc. Class A*	37,106
62	Intuit, Inc.	38,967
15	Manhattan Associates, Inc.*	4,054
249	Microsoft Corp.	104,953
710	Oracle Corp.	118,314
343	Palo Alto Networks, Inc.*	62,412
1,279	Progress Software Corp.	83,327
175	PTC, Inc.*	32,177
330	Qualys, Inc.*	46,273
19	Roper Technologies, Inc.	9,877
109	ServiceNow, Inc.*	115,553
55	Synopsys, Inc.*	26,695
725	Tenable Holdings, Inc.*	28,551
692	Teradata Corp.*	21,556
45	Tyler Technologies, Inc.*	25,949
965	Varonis Systems, Inc.*	42,875
46	VeriSign, Inc.*	9,520
1,317	Zeta Global Holdings Corp. Class A*	23,693
30	Zscaler, Inc.*	5,412
2,990	Zuora, Inc. Class A*	29,661
		1,660,234
	Technology Hardware & Equipment - 7.7%
459	Apple, Inc.	114,943
262	Avnet, Inc.	13,708
904	Dell Technologies, Inc. Class C	104,177
5,408	Hewlett Packard Enterprise Co.	115,461
2,895	HP, Inc.	94,464
862	NetApp, Inc.	100,061
2,027	Pure Storage, Inc. Class A*	124,518
1,052	Seagate Technology Holdings PLC	90,798
1,399	Super Micro Computer, Inc.*	42,641
244	TE Connectivity PLC	34,885
1,509	Western Digital Corp.*	89,981
4,969	Xerox Holdings Corp.	41,889
		967,526
	Telecommunication Services - 1.5%
2,895	AT&T, Inc.	65,919
377	T-Mobile U.S., Inc.	83,215
1,061	Verizon Communications, Inc.	42,430
		191,564
	Transportation - 0.3%
619	Uber Technologies, Inc.*	37,338
	Utilities - 2.2%
87	Ameren Corp.	7,755
180	American Electric Power Co., Inc.	16,601
129	Consolidated Edison, Inc.	11,511
86	DTE Energy Co.	10,385
362	Duke Energy Corp.	39,002
155	Edison International	12,375
488	Entergy Corp.	37,000
455	FirstEnergy Corp.	18,100
52	NRG Energy, Inc.	4,691
814	PPL Corp.	26,422
379	Public Service Enterprise Group, Inc.	32,022
112	Sempra	9,825
479	Southern Co.	39,431
50	WEC Energy Group, Inc.	4,702
		269,822
	Total Common Stocks (cost $10,796,331)	$12,479,455

7

Hartford Longevity Economy ETF
Schedule of Investments – (continued)
December 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.2%
	Securities Lending Collateral - 1.2%
23,737	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.39%(2)		$23,737
79,121	HSBC U.S. Government Money Market Fund, Institutional Class, 4.41%(2)		79,121
23,736	Invesco Government & Agency Portfolio, Institutional Class, 4.42%(2)		23,736
23,736	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.42%(2)		23,736
	Total Short-Term Investments (cost $150,330)		$150,330
	Total Investments (cost $10,946,661)	101.1%	$12,629,785
	Other Assets and Liabilities	(1.1)%	(131,915)
	Net Assets	100.0%	$12,497,870
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$120,682	$120,682	$—	$—
Banks	507,642	507,642	—	—
Capital Goods	322,088	322,088	—	—
Commercial & Professional Services	4,267	4,267	—	—
Consumer Discretionary Distribution & Retail	999,805	999,805	—	—
Consumer Durables & Apparel	199,139	199,139	—	—
Consumer Services	337,687	337,687	—	—
Consumer Staples Distribution & Retail	506,871	506,871	—	—
Equity Real Estate Investment Trusts (REITs)	242,875	242,875	—	—
Financial Services	705,983	705,983	—	—
Food, Beverage & Tobacco	219,013	219,013	—	—
Health Care Equipment & Services	974,072	974,072	—	—
Household & Personal Products	212,441	212,441	—	—
Insurance	198,776	198,776	—	—
Media & Entertainment	1,357,342	1,357,342	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,067,803	1,067,803	—	—
Real Estate Management & Development	4,989	4,989	—	—
Semiconductors & Semiconductor Equipment	1,371,496	1,371,496	—	—
Software & Services	1,660,234	1,660,234	—	—
Technology Hardware & Equipment	967,526	967,526	—	—
Telecommunication Services	191,564	191,564	—	—
Transportation	37,338	37,338	—	—
Utilities	269,822	269,822	—	—
Short-Term Investments	150,330	150,330	—	—
Total	$12,629,785	$12,629,785	$—	$—

(1)	For the period ended December 31, 2024, there were no transfers in and out of Level 3.

8

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments
December 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8%
	Australia - 9.7%
423,443	AGL Energy Ltd.	$2,959,954
132,007	Ampol Ltd.	2,304,030
366,236	ANZ Group Holdings Ltd.	6,471,590
1,368,954	Aurizon Holdings Ltd.	2,754,661
266,404	Bendigo & Adelaide Bank Ltd.	2,160,768
158,632	BHP Group Ltd.	3,884,484
356,717	BlueScope Steel Ltd.	4,127,900
547,599	Brambles Ltd.	6,523,246
17,045	Cochlear Ltd.	3,059,224
496,842	Coles Group Ltd.	5,810,938
262,392	Computershare Ltd.	5,515,519
66,022	EBOS Group Ltd.	1,370,436
800,153	Endeavour Group Ltd.	2,080,742
465,155	Insurance Australia Group Ltd.	2,436,487
73,368	JB Hi-Fi Ltd.	4,210,064
1,255,198	Medibank Pvt Ltd.	2,945,422
216,369	Orica Ltd.	2,221,138
435,498	Origin Energy Ltd.	2,939,061
27,449	Pro Medicus Ltd.	4,250,803
438,060	QBE Insurance Group Ltd.	5,207,519
66,458	Rio Tinto PLC	3,931,047
201,930	Santos Ltd.	835,167
295,717	Sonic Healthcare Ltd.	4,945,348
417,075	Stockland REIT	1,239,514
20,198	Suncorp Group Ltd.	237,731
2,537,444	Telstra Group Ltd.	6,299,946
81,114	Wesfarmers Ltd.	3,592,362
1,271,584	Whitehaven Coal Ltd.	4,881,269
129,907	Woolworths Group Ltd.	2,452,370
		101,648,740
	Austria - 0.3%
18,948	ANDRITZ AG	961,020
63,010	Mondi PLC	940,652
63,041	Raiffeisen Bank International AG	1,289,259
		3,190,931
	Belgium - 1.1%
4,681	Ackermans & van Haaren NV	923,387
40,292	Ageas SA	1,956,779
43,767	UCB SA	8,710,644
		11,590,810
	Canada - 15.2%
32,604	Alimentation Couche-Tard, Inc.	1,807,253
153,835	AltaGas Ltd.	3,581,140
71,363	Bank of Montreal	6,924,424
39,662	Bank of Nova Scotia	2,128,709
71,253	Barrick Gold Corp.	1,104,422
42,431	Canadian Imperial Bank of Commerce	2,682,694
1,612	Canadian National Railway Co.	163,610
49,589	CCL Industries, Inc. Class B	2,549,789
71,142	Celestica, Inc.*	6,566,407
46,584	CGI, Inc.	5,094,376
725	Constellation Software, Inc.	2,240,690
30,798	Descartes Systems Group, Inc.*	3,498,653
85,990	Dollarama, Inc.	8,387,343
89,647	Element Fleet Management Corp.	1,811,390
47,955	Emera, Inc.	1,791,560
8,826	Fairfax Financial Holdings Ltd.	12,273,675
96,564	Fortis, Inc.	4,010,407
24,689	George Weston Ltd.	3,837,421
98,743	Gildan Activewear, Inc.	4,644,670
187,814	Great-West Lifeco, Inc.	6,225,207
142,439	Hydro One Ltd.(1)	4,384,491
45,197	iA Financial Corp., Inc.	4,189,726
81,259	Imperial Oil Ltd.	5,005,378
19,720	Intact Financial Corp.	3,588,733
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Canada - 15.2% - (continued)
29,386	Kinross Gold Corp.	$272,408
69,285	Loblaw Cos. Ltd.	9,113,227
246,280	Manulife Financial Corp.	7,562,039
79,548	Metro, Inc.	4,986,269
23,845	National Bank of Canada	2,172,611
37,405	Nutrien Ltd.	1,672,848
43,205	Open Text Corp.	1,222,069
125,137	Power Corp. of Canada(2)	3,901,504
23,207	RB Global, Inc.	2,093,503
18,180	Restaurant Brands International, Inc.	1,184,317
73,204	Royal Bank of Canada	8,821,942
82,179	Saputo, Inc.	1,427,933
51,669	Stantec, Inc.	4,051,752
59,284	Sun Life Financial, Inc.	3,518,210
99,044	Suncor Energy, Inc.	3,533,547
19,527	Thomson Reuters Corp.	3,133,933
39,990	TMX Group Ltd.	1,231,232
23,428	Toromont Industries Ltd.	1,851,174
		160,242,686
	China - 1.5%
1,946,500	BOC Hong Kong Holdings Ltd.	6,251,994
485,000	SITC International Holdings Co. Ltd.	1,292,426
3,703,000	Yangzijiang Shipbuilding Holdings Ltd.	8,116,090
		15,660,510
	Denmark - 1.5%
6,229	AP Moller - Maersk AS Class B	10,297,190
66,593	Novo Nordisk AS Class B	5,771,961
		16,069,151
	Finland - 2.1%
7,573	Elisa OYJ	327,789
91,055	Fortum OYJ	1,274,295
29,593	Kesko OYJ Class B	557,100
90,534	Kone OYJ Class B	4,406,154
21,520	Konecranes OYJ	1,363,778
2,277,589	Nokia OYJ ADR(2)	10,089,719
38,605	Orion OYJ Class B	1,710,151
95,830	Valmet OYJ	2,315,082
		22,044,068
	France - 4.7%
4,376	Air Liquide SA	711,059
53,148	BNP Paribas SA	3,259,158
31,643	Cie de Saint-Gobain SA	2,808,074
252,552	Cie Generale des Etablissements Michelin SCA	8,316,260
65,054	Danone SA	4,386,706
199,158	Engie SA	3,157,352
14,433	EssilorLuxottica SA	3,521,130
924,428	Orange SA	9,216,357
28,307	Thales SA	4,064,095
117,341	TotalEnergies SE	6,484,808
31,226	Vinci SA	3,207,585
		49,132,584
	Germany - 3.6%
21,645	Allianz SE	6,632,125
68,933	Bayerische Motoren Werke AG	5,637,602
26,982	Commerzbank AG	439,354
7,262	Daimler Truck Holding AG	277,105
11,151	Deutsche Boerse AG	2,568,022
30,304	Deutsche Post AG	1,066,285
73,561	Deutsche Telekom AG	2,200,621
143,019	E.ON SE	1,665,341
66,274	Heidelberg Materials AG	8,187,169
44,534	Mercedes-Benz Group AG	2,480,985
15,358	Merck KGaA	2,224,859

9

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
December 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Germany - 3.6% - (continued)
8,709	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	$4,392,751
15,649	RWE AG	467,177
		38,239,396
	Hong Kong - 2.5%
1,511,500	CK Asset Holdings Ltd.	6,207,152
336,480	CLP Holdings Ltd.	2,828,564
377,100	Hang Seng Bank Ltd.	4,638,535
455,000	Henderson Land Development Co. Ltd.	1,382,347
1,234,000	HKT Trust & HKT Ltd.	1,525,036
13,226	Jardine Matheson Holdings Ltd.	541,869
1,103,591	Sino Land Co. Ltd.	1,115,248
509,000	Sun Hung Kai Properties Ltd.	4,891,490
4,407,292	WH Group Ltd.(1)	3,409,886
		26,540,127
	Ireland - 0.3%
317,539	Bank of Ireland Group PLC	2,895,515
	Israel - 3.6%
612,495	Bank Hapoalim BM	7,399,731
663,874	Bank Leumi Le-Israel BM	7,898,381
1,211,503	Bezeq The Israeli Telecommunication Corp. Ltd.	1,725,660
17,480	Check Point Software Technologies Ltd.*	3,263,516
8,159	FIBI Holdings Ltd.	417,618
37,276	First International Bank of Israel Ltd.	1,835,334
98,269	ICL Group Ltd.	485,459
1,108	Israel Corp. Ltd.	290,376
665,457	Israel Discount Bank Ltd. Class A	4,551,257
16,856	Matrix IT Ltd.	395,534
65,610	Mizrahi Tefahot Bank Ltd.	2,837,851
574,576	Oil Refineries Ltd.	148,231
47,099	Phoenix Financial Ltd.	687,422
84,062	Shufersal Ltd.	875,538
92,577	Tower Semiconductor Ltd.*(2)	4,799,527
		37,611,435
	Italy - 2.3%
522,228	Banca Monte dei Paschi di Siena SpA	3,680,461
59,752	Buzzi SpA	2,201,449
60,535	Eni SpA	820,534
69,148	Generali	1,952,607
15,243	Leonardo SpA	409,282
440,969	Poste Italiane SpA(1)	6,219,211
34,897	Prysmian SpA	2,228,136
38,513	Recordati Industria Chimica e Farmaceutica SpA	2,017,939
387,916	Unipol Gruppo SpA	4,832,295
		24,361,914
	Japan - 21.1%
100,300	Air Water, Inc.	1,223,116
80,482	Alfresa Holdings Corp.	1,108,189
33,500	Asahi Kasei Corp.	232,876
99,993	Bridgestone Corp.	3,397,573
208,700	Brother Industries Ltd.	3,582,134
260,703	Canon, Inc.	8,561,264
162,300	Chiba Bank Ltd.	1,262,482
68,200	Chubu Electric Power Co., Inc.	718,409
97,100	COMSYS Holdings Corp.	2,001,807
382,300	Concordia Financial Group Ltd.	2,118,997
188,600	Dai Nippon Printing Co. Ltd.	2,663,513
7,000	Daito Trust Construction Co. Ltd.	782,801
212,300	Daiwa House Industry Co. Ltd.	6,562,442
149,900	ENEOS Holdings, Inc.	788,129
24,000	Fuji Soft, Inc.	1,511,072
115,560	FUJIFILM Holdings Corp.	2,433,113
11,000	Fujitsu Ltd.	195,944
184,500	Haseko Corp.	2,386,666
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Japan - 21.1% - (continued)
8,500	Horiba Ltd.	$494,986
37,400	Isuzu Motors Ltd.	513,667
1,150	Japan Metropolitan Fund Invest REIT	660,028
436,500	Japan Post Bank Co. Ltd.	4,150,861
523,181	Japan Post Holdings Co. Ltd.	4,961,830
227,500	Japan Post Insurance Co. Ltd.	4,208,084
133,200	Japan Tobacco, Inc.	3,457,979
46,700	Kajima Corp.	856,087
314,200	Kansai Electric Power Co., Inc.	3,505,661
1,116	KDX Realty Investment Corp. REIT	1,061,606
12,500	Kewpie Corp.	266,766
107,900	Kinden Corp.	2,084,401
130,100	Kirin Holdings Co. Ltd.	1,696,201
266,900	Kuraray Co. Ltd.	3,872,903
140,800	Kyowa Kirin Co. Ltd.	2,128,216
462,300	Kyushu Electric Power Co., Inc.	4,156,464
142,100	Kyushu Railway Co.	3,462,987
24,100	McDonald's Holdings Co. Japan Ltd.	949,217
670,900	Mebuki Financial Group, Inc.	2,741,913
106,750	Medipal Holdings Corp.	1,616,941
75,332	MEIJI Holdings Co. Ltd.	1,534,345
389,600	Mitsubishi Chemical Group Corp.	1,982,458
64,100	Mitsubishi Gas Chemical Co., Inc.	1,154,053
50,600	Mitsubishi UFJ Financial Group, Inc.	594,347
325,100	Mizuho Financial Group, Inc.	8,011,659
183,800	MS&AD Insurance Group Holdings, Inc.	4,033,636
91,217	NEC Corp.	7,963,205
19,400	NH Foods Ltd.	628,809
100,200	Nihon Kohden Corp.	1,374,594
116,700	Nippon Express Holdings, Inc.	1,776,935
125,300	Niterra Co. Ltd.	4,050,165
36,700	Nomura Real Estate Holdings, Inc.	911,896
299,100	Oji Holdings Corp.	1,149,697
376,800	Ono Pharmaceutical Co. Ltd.	3,918,806
217,846	Osaka Gas Co. Ltd.	4,796,050
25,700	Otsuka Corp.	590,171
165,700	Otsuka Holdings Co. Ltd.	9,067,320
302,200	Resona Holdings, Inc.	2,200,737
403,200	Ricoh Co. Ltd.	4,647,473
239,700	Santen Pharmaceutical Co. Ltd.	2,468,532
115,500	Sanwa Holdings Corp.	3,235,117
123,500	SCSK Corp.	2,617,578
1,800	Secom Co. Ltd.	61,493
209,800	Seiko Epson Corp.	3,838,635
252,265	Sekisui Chemical Co. Ltd.	4,357,976
178,048	Sekisui House Ltd.	4,284,662
145,400	Shionogi & Co. Ltd.	2,052,956
254,500	Skylark Holdings Co. Ltd.	3,967,454
1,887,500	SoftBank Corp.	2,388,800
215,400	Sohgo Security Services Co. Ltd.	1,482,280
165,700	Sompo Holdings, Inc.	4,342,824
207,393	Subaru Corp.	3,722,675
213,300	Sumitomo Mitsui Financial Group, Inc.	5,108,559
143,800	Sumitomo Mitsui Trust Group, Inc.	3,378,147
34,700	Suntory Beverage & Food Ltd.	1,106,841
112,000	Taiheiyo Cement Corp.	2,556,274
611,500	Takashimaya Co. Ltd.	4,918,147
95,200	Takeda Pharmaceutical Co. Ltd.	2,532,650
36,100	TIS, Inc.	858,397
462,100	Tohoku Electric Power Co., Inc.	3,487,214
16,600	Tokio Marine Holdings, Inc.	605,019
24,796	Tokyo Gas Co. Ltd.	689,479
41,100	Tokyo Tatemono Co. Ltd.	681,775
113,700	Tosoh Corp.	1,531,940
33,319	Toyo Suisan Kaisha Ltd.	2,281,194

10

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
December 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Japan - 21.1% - (continued)
119,980	Yamazaki Baking Co. Ltd.	$2,247,144
105,700	Yokogawa Electric Corp.	2,285,369
		221,852,812
	Netherlands - 2.3%
314,277	Koninklijke Ahold Delhaize NV	10,247,912
2,095,206	Koninklijke KPN NV	7,626,094
41,555	Wolters Kluwer NV	6,902,045
		24,776,051
	New Zealand - 0.4%
138,050	Contact Energy Ltd.	734,754
69,354	Fisher & Paykel Healthcare Corp. Ltd.	1,492,055
139,830	Infratil Ltd.	987,081
569,791	Spark New Zealand Ltd.	948,995
		4,162,885
	Norway - 1.6%
28,067	Aker BP ASA	547,879
369,704	Equinor ASA	8,639,290
182,510	Hoegh Autoliners ASA	1,819,098
3,208	Kongsberg Gruppen ASA	361,549
201,149	Orkla ASA	1,741,868
15,354	SpareBank 1 SMN	231,607
237,412	Telenor ASA	2,652,695
91,340	Wallenius Wilhelmsen ASA	751,962
		16,745,948
	Portugal - 0.2%
68,975	Galp Energia SGPS SA	1,139,207
58,617	Jeronimo Martins SGPS SA	1,119,876
		2,259,083
	Singapore - 3.1%
94,246	BW LPG Ltd.(1)	1,039,769
1,071,400	ComfortDelGro Corp. Ltd.	1,162,346
84,409	DBS Group Holdings Ltd.	2,705,147
253,644	Hafnia Ltd.	1,356,731
667,552	Oversea-Chinese Banking Corp. Ltd.	8,167,016
1,234,900	Singapore Airlines Ltd.	5,829,611
753,400	Singapore Technologies Engineering Ltd.	2,573,555
327,200	United Overseas Bank Ltd.	8,713,661
141,700	Venture Corp. Ltd.	1,365,896
		32,913,732
	Spain - 0.2%
29,892	Iberdrola SA	411,677
24,224	Industria de Diseno Textil SA	1,245,167
33,333	Repsol SA	403,496
144,272	Telefonica SA	588,163
		2,648,503
	Sweden - 2.4%
101,764	Billerud Aktiebolag	933,898
81,519	Essity AB Class B	2,181,611
16,455	Loomis AB	500,981
196,549	Securitas AB Class B	2,435,238
28,903	Skandinaviska Enskilda Banken AB Class A	396,168
197,883	SKF AB Class B	3,717,946
47,072	Swedish Orphan Biovitrum AB*	1,352,187
402,652	Tele2 AB Class B	3,981,241
475,977	Telefonaktiebolaget LM Ericsson Class B	3,871,830
1,113,599	Telia Co. AB	3,091,077
121,807	Volvo AB Class B	2,961,048
		25,423,225
	Switzerland - 2.9%
7,165	ABB Ltd.	387,958
141	Givaudan SA	617,055
90,720	Novartis AG	8,879,298
5,339	Schindler Holding AG	1,458,099
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Switzerland - 2.9% - (continued)
57,486	SGS SA	$5,764,775
15,819	Swisscom AG	8,806,274
7,211	Zurich Insurance Group AG	4,287,213
		30,200,672
	United Kingdom - 11.4%
70,519	Associated British Foods PLC	1,804,337
121,496	AstraZeneca PLC ADR	7,960,418
588,500	Aviva PLC	3,455,231
61,297	B&M European Value Retail SA	281,740
599,752	BAE Systems PLC	8,626,721
887,424	BT Group PLC	1,600,986
135,586	Bunzl PLC	5,596,868
871,500	CK Hutchison Holdings Ltd.	4,655,958
37,626	Coca-Cola Europacific Partners PLC	2,890,053
45,098	DCC PLC	2,903,110
98,170	Diageo PLC	3,119,808
352,904	DS Smith PLC	2,395,515
1,183,381	HSBC Holdings PLC	11,638,666
331,045	Imperial Brands PLC	10,584,757
57,734	Intertek Group PLC	3,418,630
111,419	Investec PLC	759,104
1,211,086	Kingfisher PLC	3,772,192
6,614,247	Lloyds Banking Group PLC	4,537,801
1,114,226	NatWest Group PLC	5,611,131
39,334	Next PLC	4,678,895
312,352	Pearson PLC	5,015,051
75,511	RELX PLC	3,431,944
376,533	Smith & Nephew PLC	4,675,144
22,501	SSE PLC	452,011
185,672	Standard Chartered PLC	2,298,847
1,826,576	Tesco PLC	8,425,244
87,141	Unilever PLC	4,963,477
797,821	Vodafone Group PLC	682,447
		120,236,086
	United States - 4.8%
56,015	BP PLC ADR	1,655,803
16,081	CSL Ltd.	2,803,567
241,470	GSK PLC ADR	8,166,515
47,467	Holcim AG	4,575,688
13,995	Nestle SA	1,156,354
31,795	Roche Holding AG	8,963,997
96,934	Sanofi SA	9,409,168
91,984	Shell PLC	2,852,371
66,651	Stellantis NV	868,925
69,560	Swiss Re AG	10,070,369
		50,522,757
	Total Common Stocks (cost $946,026,460)	$1,040,969,621
PREFERRED STOCKS - 0.4%
	Germany - 0.4%
39,421	Henkel AG & Co. KGaA (Preference Shares)(3)	$3,457,492
5,529	Volkswagen AG (Preference Shares)(3)	509,779
	Total Preferred Stocks (cost $3,753,546)	$3,967,271

11

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
December 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
WARRANTS - 0.0%
	Canada - 0.0%
1,030	Constellation Software, Inc. Expires 03/31/2040*(4)(5)		$—
	Total Warrants (cost $—)		$—
	Total Long-Term Investments (cost $949,780,006)		$1,044,936,892
SHORT-TERM INVESTMENTS - 1.3%
	Securities Lending Collateral - 1.3%
2,199,518	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.39%(6)		$2,199,518
7,331,725	HSBC U.S. Government Money Market Fund, Institutional Class, 4.41%(6)		7,331,725
1,989,284	Invesco Government & Agency Portfolio, Institutional Class, 4.42%(6)		1,989,284
2,195,468	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.42%(6)		2,195,468
	Total Short-Term Investments (cost $13,715,995)		$13,715,995
	Total Investments (cost $963,496,001)	100.5%	$1,058,652,887
	Other Assets and Liabilities	(0.5)%	(5,653,597)
	Net Assets	100.0%	$1,052,999,290
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At December 31, 2024, the aggregate value of these securities was
$15,053,357, representing 1.4% of net assets.

(2)	Represents entire or partial securities on loan.
(3)	Currently no rate available.
(4)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2023	Constellation Software, Inc. Expires 03/31/2040 Warrants	1,030	$—	$—

(5)	Investment valued using significant unobservable inputs.
(6)	Current yield as of period end.

Futures Contracts Outstanding at December 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	40	03/21/2025	$4,535,000	$(120,150)
Total futures contracts				$(120,150)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

12

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
December 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$101,648,740	$101,648,740	$—	$—
Austria	3,190,931	3,190,931	—	—
Belgium	11,590,810	11,590,810	—	—
Canada	160,242,686	160,242,686	—	—
China	15,660,510	15,660,510	—	—
Denmark	16,069,151	16,069,151	—	—
Finland	22,044,068	22,044,068	—	—
France	49,132,584	49,132,584	—	—
Germany	38,239,396	38,239,396	—	—
Hong Kong	26,540,127	26,540,127	—	—
Ireland	2,895,515	2,895,515	—	—
Israel	37,611,435	37,611,435	—	—
Italy	24,361,914	24,361,914	—	—
Japan	221,852,812	221,852,812	—	—
Netherlands	24,776,051	24,776,051	—	—
New Zealand	4,162,885	4,162,885	—	—
Norway	16,745,948	16,745,948	—	—
Portugal	2,259,083	2,259,083	—	—
Singapore	32,913,732	32,913,732	—	—
Spain	2,648,503	2,648,503	—	—
Sweden	25,423,225	25,423,225	—	—
Switzerland	30,200,672	30,200,672	—	—
United Kingdom	120,236,086	120,236,086	—	—
United States	50,522,757	50,522,757	—	—
Preferred Stocks	3,967,271	3,967,271	—	—
Warrants	—	—	—	—
Short-Term Investments	13,715,995	13,715,995	—	—
Total	$1,058,652,887	$1,058,652,887	$—	$—
Liabilities
Futures Contracts(2)	$(120,150)	$(120,150)	$—	$—
Total	$(120,150)	$(120,150)	$—	$—

(1)	For the period ended December 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended December 31, 2024 is not presented.

13

Hartford Multifactor Diversified International ETF
Schedule of Investments
December 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3%
	Australia - 7.5%
13,004	AGL Energy Ltd.	$90,901
7,387	ANZ Group Holdings Ltd.	130,532
4,773	BHP Group Ltd.	116,878
6,978	BlueScope Steel Ltd.	80,749
3,150	Brambles Ltd.	37,524
46	Cochlear Ltd.	8,256
8,472	Coles Group Ltd.	99,086
1,949	EBOS Group Ltd.	40,456
1,451	Endeavour Group Ltd.	3,773
5,094	Fortescue Ltd.	57,560
3,628	JB Hi-Fi Ltd.	208,185
2,564	Orica Ltd.	26,321
7,581	Origin Energy Ltd.	51,162
2,471	QBE Insurance Group Ltd.	29,375
1,127	Rio Tinto PLC	66,663
2,288	Sonic Healthcare Ltd.	38,263
15,446	Telstra Group Ltd.	38,349
1,321	Wesfarmers Ltd.	58,504
1,013	Westpac Banking Corp.	20,271
31,194	Whitehaven Coal Ltd.	119,745
631	Woolworths Group Ltd.	11,912
		1,334,465
	Austria - 0.2%
860	ANDRITZ AG	43,618
	Brazil - 1.0%
3,574	Telefonica Brasil SA	27,057
18,615	TIM SA	43,631
8,319	Vale SA ADR	73,790
13,387	Vibra Energia SA	38,658
		183,136
	Canada - 5.4%
449	Alimentation Couche-Tard, Inc.	24,888
1,102	Bank of Montreal	106,928
385	Bank of Nova Scotia	20,663
253	Barrick Gold Corp.	3,922
134	Celestica, Inc.*	12,368
7	Dollarama, Inc.	683
136	Fairfax Financial Holdings Ltd.	189,125
701	George Weston Ltd.	108,957
274	Gildan Activewear, Inc.	12,892
3,542	Kinross Gold Corp.	32,834
1,022	Loblaw Cos. Ltd.	134,426
3,187	Manulife Financial Corp.	97,857
73	Nutrien Ltd.	3,265
1,002	Royal Bank of Canada	120,753
2,333	Suncor Energy, Inc.	83,233
60	Toromont Industries Ltd.	4,741
158	Toronto-Dominion Bank	8,408
		965,943
	China - 12.7%
389,000	Agricultural Bank of China Ltd. Class H	221,844
330,000	Bank of China Ltd. Class H	168,655
39,000	Bank of Communications Co. Ltd. Class H	32,082
44,500	BOC Hong Kong Holdings Ltd.	142,930
64,000	Bosideng International Holdings Ltd.	31,967
251,000	China Construction Bank Corp. Class H	209,383
17,000	China Hongqiao Group Ltd.	25,737
26,000	China Overseas Land & Investment Ltd.	41,504
44,000	China Petroleum & Chemical Corp. Class H	25,206
1,000	China Resources Land Ltd.	2,903
6,000	China Resources Power Holdings Co. Ltd.	14,583
8,500	China Shenhua Energy Co. Ltd. Class H	36,766
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3% - (continued)
	China - 12.7% - (continued)
288,000	China Tower Corp. Ltd. Class H(1)	$41,524
93,000	COSCO SHIPPING Holdings Co. Ltd. Class H	153,245
210,000	CSPC Pharmaceutical Group Ltd.	129,223
41,600	Dongfang Electric Corp. Ltd. Class H(2)	51,947
22,000	Huaneng Power International, Inc. Class H	12,122
311,000	Industrial & Commercial Bank of China Ltd. Class H	208,589
70,000	Kunlun Energy Co. Ltd.	75,696
118,000	Lenovo Group Ltd.	153,122
11,000	People's Insurance Co. Group of China Ltd. Class H	5,480
142,000	PetroChina Co. Ltd. Class H	111,692
14,000	PICC Property & Casualty Co. Ltd. Class H	22,096
153,000	Postal Savings Bank of China Co. Ltd. Class H(1)	90,209
38,400	Sinopharm Group Co. Ltd. Class H	105,294
11,000	SITC International Holdings Co. Ltd.	29,313
21,000	Weichai Power Co. Ltd. Class H	32,117
40,500	Yangzijiang Shipbuilding Holdings Ltd.	88,766
		2,263,995
	Denmark - 1.0%
66	AP Moller - Maersk AS Class B	109,105
832	Novo Nordisk AS Class B	72,114
		181,219
	Finland - 1.0%
2,118	Fortum OYJ	29,641
62	Kone OYJ Class B	3,018
325	Konecranes OYJ	20,596
26,938	Nokia OYJ ADR(2)	119,335
		172,590
	France - 2.8%
218	Air Liquide SA	35,423
1,290	BNP Paribas SA	79,106
802	Cie de Saint-Gobain SA	71,171
2,708	Cie Generale des Etablissements Michelin SCA	89,171
395	Danone SA	26,636
50	EssilorLuxottica SA	12,198
10,682	Orange SA(2)	106,497
1,148	TotalEnergies SE	63,444
241	Vinci SA	24,756
		508,402
	Germany - 2.3%
339	Allianz SE	103,871
736	Bayerische Motoren Werke AG	60,193
2,609	Commerzbank AG	42,483
1,370	Deutsche Post AG	48,205
166	Deutsche Telekom AG	4,966
1,788	E.ON SE	20,820
828	Heidelberg Materials AG	102,287
113	Mercedes-Benz Group AG	6,295
38	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	19,167
		408,287
	Hong Kong - 2.0%
12,500	CK Asset Holdings Ltd.	51,333
2,500	CLP Holdings Ltd.	21,016
2,300	Hang Seng Bank Ltd.	28,291
82,092	Sino Land Co. Ltd.	82,959
3,500	Sun Hung Kai Properties Ltd.	33,635
2,500	Techtronic Industries Co. Ltd.	32,988
141,000	WH Group Ltd.(1)	109,091
		359,313
	India - 1.8%
8,930	Dr. Reddy's Laboratories Ltd. ADR	141,005

14

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
December 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3% - (continued)
	India - 1.8% - (continued)
3,303	Infosys Ltd. ADR	$72,402
688	Larsen & Toubro Ltd. GDR(3)	28,896
728	Mahindra & Mahindra Ltd. GDR(3)	25,771
655	State Bank of India GDR(3)	60,653
		328,727
	Indonesia - 2.0%
532,900	Alamtri Resources Indonesia Tbk. PT	80,457
290,200	Astra International Tbk. PT	88,349
95,700	Bank Negara Indonesia Persero Tbk. PT	25,865
85,200	Indofood Sukses Makmur Tbk. PT	40,760
198,900	Kalbe Farma Tbk. PT	16,807
172,300	Telkom Indonesia Persero Tbk. PT	29,011
44,900	United Tractors Tbk. PT	74,694
		355,943
	Ireland - 0.1%
2,386	Bank of Ireland Group PLC	21,757
	Israel - 3.3%
12,295	Bank Hapoalim BM	148,540
13,452	Bank Leumi Le-Israel BM	160,044
49,760	Bezeq The Israeli Telecommunication Corp. Ltd.	70,878
1,093	FIBI Holdings Ltd.	55,945
611	First International Bank of Israel Ltd.	30,083
7,561	ICL Group Ltd.	37,352
8,507	Israel Discount Bank Ltd. Class A	58,182
725	Tower Semiconductor Ltd.*	37,345
		598,369
	Italy - 1.4%
10,352	Banca Monte dei Paschi di Siena SpA	72,957
142	Buzzi SpA	5,231
5,994	Enel SpA	42,740
140	Prysmian SpA	8,939
2,377	UniCredit SpA	94,825
2,302	Unipol Gruppo SpA	28,676
		253,368
	Japan - 12.8%
7,500	Alfresa Holdings Corp.	103,271
1,300	Bridgestone Corp.	44,172
3,000	Brother Industries Ltd.	51,492
2,200	Canon, Inc.	72,246
2,600	Daiwa House Industry Co. Ltd.	80,369
600	FUJIFILM Holdings Corp.	12,633
2,000	Fujitsu Ltd.	35,626
2,700	Hitachi Ltd.	67,637
6,500	Honda Motor Co. Ltd.	63,486
1,200	Isuzu Motors Ltd.	16,481
1,300	ITOCHU Corp.	64,785
2,800	Japan Post Holdings Co. Ltd.	26,555
3,600	Japan Tobacco, Inc.	93,459
200	Kajima Corp.	3,666
200	Kansai Electric Power Co., Inc.	2,231
1,900	KDDI Corp.	60,956
2,000	Kuraray Co. Ltd.	29,021
1,400	Mebuki Financial Group, Inc.	5,722
4,400	Medipal Holdings Corp.	66,647
2,600	Mitsubishi Chemical Group Corp.	13,230
2,700	Mitsubishi Electric Corp.	46,163
2,700	Mitsubishi UFJ Financial Group, Inc.	31,714
5,200	Mizuho Financial Group, Inc.	128,147
400	MS&AD Insurance Group Holdings, Inc.	8,778
1,300	NEC Corp.	113,489
3,600	Nihon Kohden Corp.	49,387
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3% - (continued)
	Japan - 12.8% - (continued)
22,400	Nippon Telegraph & Telephone Corp.	$22,520
1,200	Niterra Co. Ltd.	38,788
3,500	Ono Pharmaceutical Co. Ltd.	36,401
3,500	Osaka Gas Co. Ltd.	77,055
2,100	Otsuka Holdings Co. Ltd.	114,915
5,000	Ricoh Co. Ltd.	57,632
6,000	Santen Pharmaceutical Co. Ltd.	61,791
2,500	Sanwa Holdings Corp.	70,024
2,900	Seiko Epson Corp.	53,060
1,700	Sekisui House Ltd.	40,910
600	Shionogi & Co. Ltd.	8,472
59,000	SoftBank Corp.	74,670
300	Sohgo Security Services Co. Ltd.	2,064
300	Sompo Holdings, Inc.	7,863
2,700	Subaru Corp.	48,465
5,100	Sumitomo Mitsui Financial Group, Inc.	122,146
1,000	Taiheiyo Cement Corp.	22,824
1,100	Takeda Pharmaceutical Co. Ltd.	29,264
900	Tokio Marine Holdings, Inc.	32,802
1,100	Tokyo Gas Co. Ltd.	30,587
4,800	Yamaha Motor Co. Ltd.	42,896
		2,286,512
	Malaysia - 2.6%
6,600	AMMB Holdings Bhd.	8,089
33,500	CIMB Group Holdings Bhd.	61,434
24,525	Malayan Banking Bhd.	56,164
600	MISC Bhd.	1,020
4,400	Petronas Gas Bhd.	17,397
35,575	RHB Bank Bhd.	51,554
83,900	Sime Darby Bhd.	44,281
55,500	Telekom Malaysia Bhd.	82,539
37,000	Tenaga Nasional Bhd.	123,623
12,500	YTL Power International Bhd.	12,356
		458,457
	Mexico - 0.2%
354	Coca-Cola Femsa SAB de CV ADR	27,573
	Netherlands - 1.1%
5,395	Koninklijke Ahold Delhaize NV	175,920
5,305	Koninklijke KPN NV	19,309
		195,229
	New Zealand - 0.6%
3,994	Fisher & Paykel Healthcare Corp. Ltd.	85,925
10,061	Spark New Zealand Ltd.	16,757
		102,682
	Norway - 1.7%
1,846	Aker BP ASA	36,035
3,678	Equinor ASA	85,948
10,776	Hoegh Autoliners ASA	107,406
2,688	Orkla ASA	23,277
1,628	Telenor ASA	18,190
4,220	Wallenius Wilhelmsen ASA	34,741
		305,597
	Philippines - 1.3%
9,340	International Container Terminal Services, Inc.	62,326
6,400	Manila Electric Co.	53,992
39,510	Metropolitan Bank & Trust Co.	49,178
2,720	PLDT, Inc.	60,894
		226,390

15

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
December 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3% - (continued)
	Poland - 0.1%
20	Grupa Kety SA	$3,305
1,842	ORLEN SA	21,048
		24,353
	Russia - 0.0%
698	Gazprom PJSC*(4)	—
	Singapore - 2.6%
5,974	BW LPG Ltd.(1)	65,908
61,200	ComfortDelGro Corp. Ltd.	66,395
1,776	DBS Group Holdings Ltd.	56,918
878	Hafnia Ltd.	4,696
7,342	Oversea-Chinese Banking Corp. Ltd.	89,824
16,500	Singapore Airlines Ltd.	77,892
4,100	United Overseas Bank Ltd.	109,187
		470,820
	South Africa - 0.0%
542	Gold Fields Ltd. ADR	7,154
	South Korea - 4.9%
84	CJ CheilJedang Corp.	14,579
2,543	Coway Co. Ltd.	115,563
549	DB Insurance Co. Ltd.	38,337
1,372	Hankook Tire & Technology Co. Ltd.	35,788
1,319	Hyundai Glovis Co. Ltd.	105,814
37	Hyundai Mobis Co. Ltd.	5,944
138	Hyundai Motor Co.	19,873
2,302	Kia Corp.	157,464
390	KT&G Corp.	28,373
107	LG Electronics, Inc.	6,069
34	LG Innotek Co. Ltd.	3,741
27	Samsung C&T Corp.	2,105
1,882	Samsung Electronics Co. Ltd.	68,011
356	Samsung Fire & Marine Insurance Co. Ltd.	86,694
372	Samsung SDS Co. Ltd.	32,294
3,906	SK Telecom Co. Ltd.	146,460
		867,109
	Spain - 0.2%
2,017	Iberdrola SA	27,778
	Sweden - 2.7%
214	H & M Hennes & Mauritz AB Class B	2,888
1,442	Investor AB Class B	38,199
2,871	Loomis AB	87,409
2,541	Skandinaviska Enskilda Banken AB Class A	34,829
2,235	SKF AB Class B	41,993
6,539	SSAB AB Class A	26,613
5,586	Tele2 AB Class B	55,232
10,182	Telefonaktiebolaget LM Ericsson Class B	82,825
3,453	Telia Co. AB	9,585
4,602	Volvo AB Class B	111,872
		491,445
	Switzerland - 1.2%
1,523	Novartis AG	149,065
80	Swisscom AG	44,535
117	UBS Group AG	3,580
22	Zurich Insurance Group AG	13,080
		210,260
	Taiwan - 8.7%
16,000	ASE Technology Holding Co. Ltd.	79,062
4,000	Cathay Financial Holding Co. Ltd.	8,333
26,000	Chicony Electronics Co. Ltd.	120,545
87,000	Eva Airways Corp.	117,691
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3% - (continued)
	Taiwan - 8.7% - (continued)
14,000	Evergreen Marine Corp. Taiwan Ltd.	$96,082
30,800	Hon Hai Precision Industry Co. Ltd.	172,862
1,000	International Games System Co. Ltd.	29,709
17,000	King Yuan Electronics Co. Ltd.	57,817
12,000	Lite-On Technology Corp.	36,420
1,000	MediaTek, Inc.	43,161
6,000	Novatek Microelectronics Corp.	91,873
29,000	Pegatron Corp.	81,292
91,000	Pou Chen Corp.	102,423
23,000	Powertech Technology, Inc.	85,589
4,000	President Chain Store Corp.	32,088
29,000	Radiant Opto-Electronics Corp.	173,817
13,000	Tripod Technology Corp.	78,314
20,000	Uni-President Enterprises Corp.	49,353
28,000	United Microelectronics Corp.	36,767
4,000	Yang Ming Marine Transport Corp.	9,236
12,000	Zhen Ding Technology Holding Ltd.	43,923
		1,546,357
	Thailand - 2.7%
15,078	Advanced Info Service PCL NVDR	126,921
65,200	Bangkok Dusit Medical Services PCL NVDR	46,852
3,200	Bumrungrad Hospital PCL NVDR	18,724
15,800	Kasikornbank PCL NVDR	72,060
125,700	Krung Thai Bank PCL NVDR	77,422
9,600	PTT Exploration & Production PCL NVDR	33,506
43,800	PTT PCL NVDR	40,788
221,100	Sansiri PCL NVDR	11,673
7,300	SCB X PCL NVDR	25,158
381,100	TMBThanachart Bank PCL NVDR	20,790
		473,894
	Turkey - 2.2%
65,798	Akbank TAS	120,671
4,124	Anadolu Efes Biracilik Ve Malt Sanayii AS	22,346
3,570	BIM Birlesik Magazalar AS	53,357
23	Coca-Cola Icecek AS	39
12,894	KOC Holding AS	65,126
22,032	Mavi Giyim Sanayi Ve Ticaret AS Class B(1)	54,332
102,120	Turkiye Is Bankasi AS Class C	39,103
2,388	Turkiye Petrol Rafinerileri AS	9,583
25,554	Yapi ve Kredi Bankasi AS	22,128
		386,685
	United Kingdom - 4.5%
946	AstraZeneca PLC ADR	61,982
5,432	BAE Systems PLC	78,133
8,110	BT Group PLC	14,631
9,000	CK Hutchison Holdings Ltd.	48,082
460	DCC PLC	29,612
18,800	HSBC Holdings PLC	183,451
1,772	Imperial Brands PLC	56,657
4,456	Investec PLC	30,359
24,206	Kingfisher PLC	75,395
82,251	Lloyds Banking Group PLC	56,429
23,477	NatWest Group PLC	118,228
1,875	Standard Chartered PLC	23,215
4,551	Tesco PLC	20,992
		797,166
	United States - 3.7%
38	CSL Ltd.	6,625
4,088	GSK PLC ADR	138,256
421	Holcim AG	40,583
3,944	JBS SA	23,174
315	Nestle SA	26,027

16

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
December 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.3% - (continued)
	United States - 3.7% - (continued)
527	Roche Holding AG		$148,578
1,680	Sanofi SA		163,074
355	Shell PLC		11,008
3,404	Stellantis NV		44,378
384	Swiss Re AG		55,593
			657,296
	Total Common Stocks (cost $15,234,238)		$17,541,889
PREFERRED STOCKS - 0.9%
	Brazil - 0.6%
28,976	Cia Energetica de Minas Gerais (Preference Shares)(5)		$52,109
1,923	Gerdau SA (Preference Shares)(5)		5,647
8,472	Petroleo Brasileiro SA (Preference Shares)(5)		49,629
			107,385
	Chile - 0.3%
19,164	Embotelladora Andina SA (Preference Shares)(5)		58,290
	Germany - 0.0%
14	Volkswagen AG (Preference Shares)(5)		1,291
	Total Preferred Stocks (cost $183,315)		$166,966
	Total Long-Term Investments (cost $15,417,553)		$17,708,855
SHORT-TERM INVESTMENTS - 0.9%
	Securities Lending Collateral - 0.9%
26,438	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.39%(6)		$26,438
88,124	HSBC U.S. Government Money Market Fund, Institutional Class, 4.41%(6)		88,124
26,437	Invesco Government & Agency Portfolio, Institutional Class, 4.42%(6)		26,437
26,437	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.42%(6)		26,437
	Total Short-Term Investments (cost $167,436)		$167,436
	Total Investments (cost $15,584,989)	100.1%	$17,876,291
	Other Assets and Liabilities	(0.1)%	(25,320)
	Net Assets	100.0%	$17,850,971
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At December 31, 2024, the aggregate value of these securities was
$361,064, representing 2.0% of net assets.

(2)	Represents entire or partial securities on loan.
(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2024, the aggregate value of these securities was $115,320, representing 0.6% of net assets.

(4)	Investment valued using significant unobservable inputs.
(5)	Currently no rate available.
(6)	Current yield as of period end.

Futures Contracts Outstanding at December 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	1	03/21/2025	$113,375	$86
Total futures contracts				$86
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

17

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
December 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$1,334,465	$1,334,465	$—	$—
Austria	43,618	43,618	—	—
Brazil	183,136	183,136	—	—
Canada	965,943	965,943	—	—
China	2,263,995	2,263,995	—	—
Denmark	181,219	181,219	—	—
Finland	172,590	172,590	—	—
France	508,402	508,402	—	—
Germany	408,287	408,287	—	—
Hong Kong	359,313	359,313	—	—
India	328,727	328,727	—	—
Indonesia	355,943	355,943	—	—
Ireland	21,757	21,757	—	—
Israel	598,369	598,369	—	—
Italy	253,368	253,368	—	—
Japan	2,286,512	2,286,512	—	—
Malaysia	458,457	458,457	—	—
Mexico	27,573	27,573	—	—
Netherlands	195,229	195,229	—	—
New Zealand	102,682	102,682	—	—
Norway	305,597	305,597	—	—
Philippines	226,390	226,390	—	—
Poland	24,353	24,353	—	—
Russia	—	—	—	—
Singapore	470,820	470,820	—	—
South Africa	7,154	7,154	—	—
South Korea	867,109	867,109	—	—
Spain	27,778	27,778	—	—
Sweden	491,445	491,445	—	—
Switzerland	210,260	210,260	—	—
Taiwan	1,546,357	1,546,357	—	—
Thailand	473,894	473,894	—	—
Turkey	386,685	386,685	—	—
United Kingdom	797,166	797,166	—	—
United States	657,296	657,296	—	—
Preferred Stocks	166,966	166,966	—	—
Short-Term Investments	167,436	167,436	—	—
Futures Contracts(2)	86	86	—	—
Total	$17,876,377	$17,876,377	$—	$—

(1)	For the period ended December 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended December 31, 2024 is not presented.

18

Hartford Multifactor Emerging Markets ETF
Schedule of Investments
December 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1%
	Brazil - 2.2%
14,324	Ambev SA	$27,220
7,306	Banco do Brasil SA	28,584
828	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	11,861
21,686	Lojas Renner SA	42,544
1,438	Suzano SA	14,380
12,343	Telefonica Brasil SA	93,444
44,480	TIM SA	104,255
20,413	Vale SA ADR	181,063
33,428	Vibra Energia SA	96,531
6,517	WEG SA	55,667
		655,549
	Chile - 0.7%
655,046	Banco de Chile	74,461
282,289	Colbun SA	34,913
3,991	Empresas CMPC SA	6,264
22,355	Falabella SA*	79,010
886	Sociedad Quimica y Minera de Chile SA ADR(1)	32,215
		226,863
	China - 21.6%
16,500	AAC Technologies Holdings, Inc.	79,654
694,000	Agricultural Bank of China Ltd. Class H	395,783
11,000	Alibaba Group Holding Ltd.	116,685
40,000	Aluminum Corp. of China Ltd. Class H	23,121
673,000	Bank of China Ltd. Class H	343,953
146,000	Bank of Communications Co. Ltd. Class H	120,101
258,000	Bosideng International Holdings Ltd.	128,868
3,500	BYD Co. Ltd. Class H	120,122
101,000	CGN Power Co. Ltd. Class H(2)	37,056
432,000	China Construction Bank Corp. Class H	360,373
90,500	China Hongqiao Group Ltd.	137,009
14,000	China Life Insurance Co. Ltd. Class H	26,457
42,000	China Merchants Bank Co. Ltd. Class H	216,273
85,000	China Overseas Land & Investment Ltd.	135,686
138,000	China Petroleum & Chemical Corp. Class H	79,056
127,000	China Railway Group Ltd. Class H	64,743
30,500	China Resources Land Ltd.	88,540
34,000	China Resources Power Holdings Co. Ltd.	82,637
14,000	China Shenhua Energy Co. Ltd. Class H	60,556
34,000	China State Construction International Holdings Ltd.	53,661
1,052,000	China Tower Corp. Ltd. Class H(2)	151,680
148,000	Chongqing Rural Commercial Bank Co. Ltd. Class H	88,595
181,500	COSCO SHIPPING Holdings Co. Ltd. Class H	299,075
404,000	CSPC Pharmaceutical Group Ltd.	248,601
87,000	Dongfang Electric Corp. Ltd. Class H(1)	108,639
4,700	ENN Energy Holdings Ltd.	33,792
4,500	Great Wall Motor Co. Ltd. Class H(1)	7,913
8,000	Hansoh Pharmaceutical Group Co. Ltd.(2)	17,796
2,500	Hengan International Group Co. Ltd.	7,225
124,000	Huaneng Power International, Inc. Class H	68,322
524,000	Industrial & Commercial Bank of China Ltd. Class H	351,449
10,306	JD.com, Inc. Class A	180,436
29,000	Jiangxi Copper Co. Ltd. Class H	46,517
160,000	Kunlun Energy Co. Ltd.	173,019
244,000	Lenovo Group Ltd.	316,624
5,980	NetEase, Inc.	106,544
206,000	People's Insurance Co. Group of China Ltd. Class H	102,629
294,000	PetroChina Co. Ltd. Class H	231,250
70,000	PICC Property & Casualty Co. Ltd. Class H	110,480
2,000	Ping An Insurance Group Co. of China Ltd. Class H	11,856
298,000	Postal Savings Bank of China Co. Ltd. Class H(2)	175,701
20,100	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	32,655
80,000	Sinopharm Group Co. Ltd. Class H	219,363
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	China - 21.6% - (continued)
1,200	Tencent Holdings Ltd.	$64,419
38,000	Tingyi Cayman Islands Holding Corp.	49,506
26,000	Want Want China Holdings Ltd.	15,263
76,000	Weichai Power Co. Ltd. Class H	116,231
78,200	Xiaomi Corp. Class B*(2)	347,312
37,000	ZTE Corp. Class H	115,983
		6,469,209
	Hong Kong - 0.1%
2,000	Orient Overseas International Ltd.	29,635
	India - 16.3%
13,059	Apollo Tyres Ltd.	80,751
8,879	Aurobindo Pharma Ltd.	138,401
2,112	Axis Bank Ltd.	26,265
184	Bajaj Auto Ltd.	18,910
39,471	Bank of Baroda	110,902
54,110	Bharat Petroleum Corp. Ltd.	184,836
7,277	Bharti Airtel Ltd.	134,956
104,977	Canara Bank	122,764
4,570	Cipla Ltd.	81,617
27,689	Coal India Ltd.	124,241
90	Coforge Ltd.	10,158
1,290	Coromandel International Ltd.	28,326
1,159	Cyient Ltd.	24,873
10,657	Dr. Reddy's Laboratories Ltd. ADR	168,274
6,087	Embassy Office Parks REIT	26,272
6,882	Federal Bank Ltd.	16,078
34,970	GAIL India Ltd.	78,008
1,349	Glenmark Pharmaceuticals Ltd.	25,354
12,009	HCL Technologies Ltd.	268,953
1,255	Hero MotoCorp Ltd.	60,990
17,003	Hindalco Industries Ltd.	119,647
10,460	Hindustan Petroleum Corp. Ltd.	49,940
203	Hindustan Unilever Ltd.	5,517
472	ICICI Bank Ltd. ADR	14,094
94,650	Indian Oil Corp. Ltd.	150,808
13,405	Indus Towers Ltd.*	53,517
9,962	Infosys Ltd. ADR(1)	218,367
15,046	ITC Ltd.	84,998
3,149	Jindal Stainless Ltd.	25,718
2,569	Jindal Steel & Power Ltd.	27,927
3,342	JSW Steel Ltd.	35,191
1,815	Larsen & Toubro Ltd.	76,482
3,430	Lupin Ltd.	94,378
4,860	Mahindra & Mahindra Ltd.	170,703
725	Maruti Suzuki India Ltd.	91,952
1,089	Max Healthcare Institute Ltd.	14,350
575	Mphasis Ltd.	19,122
19,630	National Aluminium Co. Ltd.	48,540
86,883	NMDC Ltd.	66,897
39,668	NTPC Ltd.	154,453
32,525	Oil & Natural Gas Corp. Ltd.	90,892
344	Persistent Systems Ltd.	25,947
7,492	Petronet LNG Ltd.	30,296
3,942	Power Finance Corp. Ltd.	20,651
43,020	Power Grid Corp. of India Ltd.	155,119
13,097	Punjab National Bank	15,723
1,321	REC Ltd.	7,726
13,385	Samvardhana Motherson International Ltd.	24,408
18,952	State Bank of India	175,975
8,230	Sun Pharmaceutical Industries Ltd.	181,334
3,889	Tata Consultancy Services Ltd.	186,006
20,058	Tata Motors Ltd.	173,406
12,424	Tata Steel Ltd.	20,033

19

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
December 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	India - 16.3% - (continued)
6,055	Tech Mahindra Ltd.	$120,670
1,706	Torrent Pharmaceuticals Ltd.	66,955
73,224	Union Bank of India Ltd.	102,950
30,127	Vedanta Ltd.	156,400
18,626	Wipro Ltd. ADR(1)	65,936
		4,873,957
	Indonesia - 3.0%
784,700	Alamtri Resources Indonesia Tbk. PT	118,473
481,600	Astra International Tbk. PT	146,619
44,700	Bank Central Asia Tbk. PT	26,870
48,000	Bank Mandiri Persero Tbk. PT	16,999
369,800	Bank Negara Indonesia Persero Tbk. PT	99,946
292,100	Bank Rakyat Indonesia Persero Tbk. PT	74,046
230,700	Indofood Sukses Makmur Tbk. PT	110,369
882,200	Kalbe Farma Tbk. PT	74,544
656,300	Telkom Indonesia Persero Tbk. PT	110,505
65,500	United Tractors Tbk. PT	108,963
		887,334
	Malaysia - 3.7%
49,800	AMMB Holdings Bhd.	61,032
93,946	CIMB Group Holdings Bhd.	172,281
48,200	Gamuda Bhd.	51,094
14,200	Genting Bhd.	12,258
30,700	IHH Healthcare Bhd.	50,120
68,544	Malayan Banking Bhd.	156,970
3,000	MISC Bhd.	5,099
27,100	Petronas Chemicals Group Bhd.	31,333
5,300	Petronas Gas Bhd.	20,956
38,100	Public Bank Bhd.	38,854
51,394	RHB Bank Bhd.	74,479
80,900	Sime Darby Bhd.	42,698
93,500	Telekom Malaysia Bhd.	139,053
58,500	Tenaga Nasional Bhd.	195,458
62,100	YTL Power International Bhd.	61,385
		1,113,070
	Mexico - 1.9%
4,679	America Movil SAB de CV ADR	66,957
5,956	Arca Continental SAB de CV	49,421
754	Coca-Cola Femsa SAB de CV ADR	58,729
47,487	Fibra Uno Administracion SA de CV REIT	47,252
1,217	Fomento Economico Mexicano SAB de CV ADR	104,041
247	Gruma SAB de CV Class B	3,865
10,239	Grupo Financiero Banorte SAB de CV Class O	66,163
27,280	Grupo Mexico SAB de CV Class B	130,255
17,083	Prologis Property Mexico SA de CV REIT	47,463
		574,146
	Philippines - 2.0%
44,436	BDO Unibank, Inc.	110,620
29,280	International Container Terminal Services, Inc.	195,386
10,880	Manila Electric Co.	91,787
69,710	Metropolitan Bank & Trust Co.	86,768
4,785	PLDT, Inc.	107,124
		591,685
	Poland - 1.8%
3,865	Bank Polska Kasa Opieki SA	129,033
356	Grupa Kety SA	58,822
14	LPP SA	52,704
9,799	ORLEN SA	111,972
8,061	Powszechna Kasa Oszczednosci Bank Polski SA	116,624
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Poland - 1.8% - (continued)
4,561	Powszechny Zaklad Ubezpieczen SA	$50,616
251	Santander Bank Polska SA	27,807
		547,578
	Russia - 0.0%
70,980	Gazprom PJSC*(3)	—
3,097	Gazprom PJSC ADR*(3)	—
38,700	GMK Norilskiy Nickel PAO*(3)	—
310	LUKOIL PJSC*(3)	—
87	LUKOIL PJSC ADR*(3)	—
7	MMC Norilsk Nickel PJSC ADR*(3)	—
64,472	Sberbank of Russia PJSC*(3)	—
		—
	Saudi Arabia - 6.0%
3,198	Al Rajhi Bank	80,516
20,658	Arab National Bank	115,897
161	Arabian Internet & Communications Services Co.	11,569
22,399	Banque Saudi Fransi	94,427
576	Dr. Sulaiman Al Habib Medical Services Group Co.	42,985
207	Elm Co.	61,427
14,278	Etihad Etisalat Co.	202,918
18,347	Jarir Marketing Co.	61,817
379	Mouwasat Medical Services Co.	8,584
9,580	Riyad Bank	72,920
3,246	SABIC Agri-Nutrients Co.	95,892
19,216	Saudi Arabian Oil Co.(2)	143,453
1,498	Saudi Aramco Base Oil Co.	44,572
5,214	Saudi Awwal Bank	46,695
3,424	Saudi Basic Industries Corp.	61,055
14,491	Saudi Electricity Co.	65,177
43,946	Saudi Investment Bank	169,590
14,697	Saudi National Bank	130,643
26,938	Saudi Telecom Co.	286,773
		1,796,910
	South Africa - 2.1%
1,294	Aspen Pharmacare Holdings Ltd.	11,304
21,108	FirstRand Ltd.	84,969
10,565	Gold Fields Ltd. ADR	139,458
2,018	Harmony Gold Mining Co. Ltd. ADR	16,568
6,075	Mr. Price Group Ltd.	95,053
1,594	MTN Group Ltd.	7,771
2,633	Nedbank Group Ltd.	39,308
13,894	Old Mutual Ltd.	9,211
1,046	Shoprite Holdings Ltd.	16,325
13,708	Standard Bank Group Ltd.	161,096
7,180	Vodacom Group Ltd.	38,567
		619,630
	South Korea - 9.7%
433	CJ CheilJedang Corp.	75,150
4,626	Coway Co. Ltd.	210,223
1,966	DB Insurance Co. Ltd.	137,285
1,790	Hana Financial Group, Inc.	69,064
4,417	Hankook Tire & Technology Co. Ltd.	115,214
4,386	HMM Co. Ltd.	52,615
2,158	Hyundai Glovis Co. Ltd.	173,121
632	Hyundai Mobis Co. Ltd.	101,530
668	Hyundai Motor Co.	96,197
249	KB Financial Group, Inc.	14,022
3,621	Kia Corp.	247,688
3,306	Korean Air Lines Co. Ltd.	50,753
1,426	KT&G Corp.	103,742
1,403	LG Electronics, Inc.	79,578
1,059	LG Innotek Co. Ltd.	116,536

20

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
December 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	South Korea - 9.7% - (continued)
344	LS Electric Co. Ltd.	$37,574
636	Samsung C&T Corp.	49,596
209	Samsung E&A Co. Ltd.*	2,350
1,295	Samsung Electro-Mechanics Co. Ltd.	108,903
5,472	Samsung Electronics Co. Ltd.	197,745
771	Samsung Fire & Marine Insurance Co. Ltd.	187,755
372	Samsung Life Insurance Co. Ltd.	23,955
75	Samsung SDI Co. Ltd.*	12,609
1,647	Samsung SDS Co. Ltd.	142,979
36	Samyang Foods Co. Ltd.	18,707
1,040	Shinhan Financial Group Co. Ltd.	33,662
1,406	SK Hynix, Inc.	166,086
6,068	SK Telecom Co. Ltd.	227,527
6,596	Woori Financial Group, Inc.	68,866
		2,921,032
	Taiwan - 19.0%
3,000	Accton Technology Corp.	70,735
27,000	Acer, Inc.	32,778
1,000	Advantech Co. Ltd.	10,569
48,000	ASE Technology Holding Co. Ltd.	237,185
8,000	Asustek Computer, Inc.	150,315
8,000	Catcher Technology Co. Ltd.	47,339
40,000	Cathay Financial Holding Co. Ltd.	83,332
30,000	Cheng Shin Rubber Industry Co. Ltd.	44,884
46,000	Chicony Electronics Co. Ltd.	213,271
19,000	Chunghwa Telecom Co. Ltd.	71,573
88,000	Compal Electronics, Inc.	101,060
60,000	CTBC Financial Holding Co. Ltd.	71,558
7,000	Delta Electronics, Inc.	91,918
110,000	Eva Airways Corp.	148,805
23,000	Evergreen Marine Corp. Taiwan Ltd.	157,849
10,000	Far EasTone Telecommunications Co. Ltd.	27,269
1,000	Globalwafers Co. Ltd.	11,637
53,224	Hon Hai Precision Industry Co. Ltd.	298,715
5,000	International Games System Co. Ltd.	148,546
51,000	King Yuan Electronics Co. Ltd.	173,451
500	Largan Precision Co. Ltd.	40,797
34,245	Lite-On Technology Corp.	103,933
2,000	Lotes Co. Ltd.	119,264
3,060	Makalot Industrial Co. Ltd.	29,961
5,000	MediaTek, Inc.	215,803
16,000	Micro-Star International Co. Ltd.	89,554
13,000	Novatek Microelectronics Corp.	199,057
70,000	Pegatron Corp.	196,221
141,000	Pou Chen Corp.	158,700
54,000	Powertech Technology, Inc.	200,949
5,000	President Chain Store Corp.	40,110
11,000	Quanta Computer, Inc.	96,295
50,000	Radiant Opto-Electronics Corp.	299,684
8,000	Realtek Semiconductor Corp.	138,602
16,000	Ruentex Development Co. Ltd.	20,937
27,000	Sino-American Silicon Products, Inc.	110,769
22,000	Synnex Technology International Corp.	47,510
50,000	Taiwan Business Bank	22,648
21,000	Taiwan Mobile Co. Ltd.	72,702
1,585	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	313,022
26,000	Tripod Technology Corp.	156,629
2,000	Unimicron Technology Corp.	8,602
36,000	Uni-President Enterprises Corp.	88,835
117,000	United Microelectronics Corp.	153,635
28,379	Vanguard International Semiconductor Corp.	86,476
29,686	Wistron Corp.	94,171
20,000	WPG Holdings Ltd.	41,727
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Taiwan - 19.0% - (continued)
6,194	Yageo Corp.	$102,211
33,000	Yang Ming Marine Transport Corp.	76,198
50,000	Zhen Ding Technology Holding Ltd.	183,013
		5,700,804
	Thailand - 3.8%
32,561	Advanced Info Service PCL NVDR	274,087
178,100	Bangkok Dusit Medical Services PCL NVDR	127,979
4,800	Bumrungrad Hospital PCL NVDR	28,086
29,700	CP ALL PCL NVDR	48,564
20,500	Intouch Holdings PCL NVDR	58,322
26,000	Kasikornbank PCL NVDR	118,581
162,200	Krung Thai Bank PCL NVDR	99,903
25,400	PTT Exploration & Production PCL NVDR	88,652
109,200	PTT PCL NVDR	101,690
1,452,500	Sansiri PCL NVDR	76,683
17,600	SCB X PCL NVDR	60,654
1,275,500	TMBThanachart Bank PCL NVDR	69,583
		1,152,784
	Turkey - 2.9%
137,165	Akbank TAS	251,556
8,433	Anadolu Efes Biracilik Ve Malt Sanayii AS	45,694
9,117	BIM Birlesik Magazalar AS	136,263
16,234	Coca-Cola Icecek AS	27,523
24,101	KOC Holding AS	121,730
26,548	Mavi Giyim Sanayi Ve Ticaret AS Class B(2)	65,468
369,643	Turkiye Is Bankasi AS Class C	141,541
8,597	Turkiye Petrol Rafinerileri AS	34,500
65,716	Yapi ve Kredi Bankasi AS	56,906
		881,181
	United States - 0.3%
15,195	JBS SA	89,283
	Total Common Stocks (cost $26,754,671)	$29,130,650
PREFERRED STOCKS - 2.5%
	Brazil - 1.7%
69,782	Cia Energetica de Minas Gerais (Preference Shares)(4)	$125,493
35,531	Gerdau SA (Preference Shares)(4)	104,330
20,607	Itau Unibanco Holding SA (Preference Shares)(4)	102,504
17,886	Itausa SA (Preference Shares)(4)	25,564
26,677	Petroleo Brasileiro SA (Preference Shares)(4)	156,274
		514,165
	Chile - 0.4%
37,467	Embotelladora Andina SA (Preference Shares)(4)	113,962
	Colombia - 0.4%
14,318	Bancolombia SA (Preference Shares)(4)	114,335
	Total Preferred Stocks (cost $752,870)	$742,462
	Total Long-Term Investments (cost $27,507,541)	$29,873,112
SHORT-TERM INVESTMENTS - 1.2%
	Securities Lending Collateral - 1.2%
59,176	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.39%(5)	$59,176
197,253	HSBC U.S. Government Money Market Fund, Institutional Class, 4.41%(5)	197,253
46,411	Invesco Government & Agency Portfolio, Institutional Class, 4.42%(5)	46,411

21

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
December 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.2% - (continued)
	Securities Lending Collateral - 1.2% - (continued)
59,176	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.42%(5)		$59,176
	Total Short-Term Investments (cost $362,016)		$362,016
	Total Investments (cost $27,869,557)	100.8%	$30,235,128
	Other Assets and Liabilities	(0.8)%	(254,147)
	Net Assets	100.0%	$29,980,981
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At December 31, 2024, the aggregate value of these securities was
$938,466, representing 3.1% of net assets.

(3)	Investment valued using significant unobservable inputs.
(4)	Currently no rate available.
(5)	Current yield as of period end.

Futures Contracts Outstanding at December 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Markets Index Future	3	03/21/2025	$161,070	$(1,452)
Total futures contracts				$(1,452)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

22

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
December 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$655,549	$655,549	$—	$—
Chile	226,863	226,863	—	—
China	6,469,209	6,469,209	—	—
Hong Kong	29,635	29,635	—	—
India	4,873,957	4,873,957	—	—
Indonesia	887,334	887,334	—	—
Malaysia	1,113,070	1,113,070	—	—
Mexico	574,146	574,146	—	—
Philippines	591,685	591,685	—	—
Poland	547,578	547,578	—	—
Russia	—	—	—	—
Saudi Arabia	1,796,910	1,796,910	—	—
South Africa	619,630	619,630	—	—
South Korea	2,921,032	2,921,032	—	—
Taiwan	5,700,804	5,700,804	—	—
Thailand	1,152,784	1,152,784	—	—
Turkey	881,181	881,181	—	—
United States	89,283	89,283	—	—
Preferred Stocks	742,462	742,462	—	—
Short-Term Investments	362,016	362,016	—	—
Total	$30,235,128	$30,235,128	$—	$—
Liabilities
Futures Contracts(2)	$(1,452)	$(1,452)	$—	$—
Total	$(1,452)	$(1,452)	$—	$—

(1)	For the period ended December 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended December 31, 2024 is not presented.

23

Hartford Multifactor International Small Company ETF
Schedule of Investments
December 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6%
	Australia - 5.6%
10,240	Charter Hall Retail REIT	$19,971
2,038	Elders Ltd.	9,035
5,775	GrainCorp Ltd. Class A	26,245
1,856	McMillan Shakespeare Ltd.	17,237
5,371	Metcash Ltd.	10,309
1,527	New Hope Corp. Ltd.	4,689
7,263	NRW Holdings Ltd.	17,268
835	Premier Investments Ltd.	16,611
12,848	Region RE Ltd. REIT	16,467
4,092	Stanmore Resources Ltd.	7,626
4,107	Super Retail Group Ltd.	38,600
57,769	Tabcorp Holdings Ltd.	20,209
17,465	Ventia Services Group Pty. Ltd.	38,928
7,024	Yancoal Australia Ltd.	28,268
		271,463
	Belgium - 0.7%
182	Colruyt Group NV	6,830
4,206	Proximus SADP	21,885
134	Solvay SA	4,324
		33,039
	Brazil - 0.9%
5,356	Cia de Saneamento de Minas Gerais Copasa MG	18,051
13,196	Odontoprev SA	23,197
		41,248
	Canada - 6.9%
688	Aecon Group, Inc.	13,021
224	Atco Ltd. Class I	7,411
403	Capital Power Corp.	17,855
1,813	Cascades, Inc.	15,014
1,911	Choice Properties REIT	17,739
546	Cogeco Communications, Inc.	25,569
1,820	Empire Co. Ltd. Class A	55,541
130	Enghouse Systems Ltd.	2,449
499	IGM Financial, Inc.	15,929
615	Killam Apartment REIT	7,312
1,242	Mullen Group Ltd.	12,591
535	North West Co., Inc.	18,272
716	Quebecor, Inc. Class B	15,682
1,316	Russel Metals, Inc.	38,523
558	SmartCentres REIT	9,490
273	Spin Master Corp.(1)	6,429
464	Stella-Jones, Inc.	22,968
301	TransAlta Corp.	4,255
1,126	Transcontinental, Inc. Class A	14,539
440	Winpak Ltd.	14,602
		335,191
	China - 6.1%
14,000	Anhui Expressway Co. Ltd. Class H	19,320
2,000	China Medical System Holdings Ltd.	1,944
11,000	China Nonferrous Mining Corp. Ltd.	7,420
102,000	China Railway Signal & Communication Corp. Ltd. Class H(1)	45,564
20,000	China Resources Pharmaceutical Group Ltd.(1)	14,676
26,000	China Traditional Chinese Medicine Holdings Co. Ltd.*	7,732
35,000	CITIC Telecom International Holdings Ltd.	10,498
24,000	Fufeng Group Ltd.	16,931
28,500	Genertec Universal Medical Group Co. Ltd.(1)	18,198
4,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	9,372
18,000	Jiangsu Expressway Co. Ltd. Class H	19,882
9,500	Kingboard Holdings Ltd.	22,845
4,200	Livzon Pharmaceutical Group, Inc. Class H	14,896
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	China - 6.1% - (continued)
53,733	Shougang Fushan Resources Group Ltd.	$17,362
39,000	Sinopec Engineering Group Co. Ltd. Class H	33,789
6,000	VSTECS Holdings Ltd.	4,016
11,000	Xinhua Winshare Publishing & Media Co. Ltd. Class H	16,710
8,000	Yuexiu Property Co. Ltd.	5,242
8,000	Zhejiang Expressway Co. Ltd. Class H	5,757
		292,154
	Denmark - 2.2%
927	D/S Norden AS	27,340
3,773	H Lundbeck AS	21,648
851	Spar Nord Bank AS	24,343
643	Sydbank AS	33,929
		107,260
	Finland - 0.2%
89	Kemira OYJ	1,799
691	Tokmanni Group Corp.	8,665
		10,464
	France - 2.4%
550	Imerys SA	16,060
271	IPSOS SA	12,886
1,682	Mercialys SA REIT	17,609
1,483	Rubis SCA	36,671
321	Societe BIC SA	21,207
12	Trigano SA	1,520
371	Verallia SA(1)	9,328
		115,281
	Georgia - 0.8%
512	Bank of Georgia Group PLC	30,202
256	TBC Bank Group PLC	10,003
		40,205
	Germany - 2.5%
596	Bilfinger SE	28,543
964	Freenet AG	27,491
56	Krones AG	6,959
300	Mutares SE & Co. KGaA	7,456
187	SAF-Holland SE	2,862
3,001	Schaeffler AG*	13,181
11,474	Sirius Real Estate Ltd. REIT	11,280
2,073	Suedzucker AG	22,282
		120,054
	Hong Kong - 4.1%
11,000	Bank of East Asia Ltd.	13,962
34,500	Grand Pharmaceutical Group Ltd.	21,318
12,500	Kerry Properties Ltd.	25,039
3,000	Luk Fook Holdings International Ltd.	5,538
12,000	PCCW Ltd.	6,983
10,500	Stella International Holdings Ltd.	22,060
38,000	United Laboratories International Holdings Ltd.	60,464
4,000	VTech Holdings Ltd.	27,189
16,000	Wasion Holdings Ltd.	14,686
		197,239
	India - 6.3%
194	Ajanta Pharma Ltd.	6,644
2,424	Alembic Pharmaceuticals Ltd.	30,189
326	Bombay Burmah Trading Co.	8,075
7,970	Chambal Fertilisers & Chemicals Ltd.	45,983
816	Chennai Petroleum Corp. Ltd.	5,965
4,071	CMS Info Systems Ltd.	23,321
5,045	EID Parry India Ltd.*	52,660
2,047	GHCL Ltd.	17,299

24

Hartford Multifactor International Small Company ETF
Schedule of Investments – (continued)
December 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	India - 6.3% - (continued)
45	GlaxoSmithKline Pharmaceuticals Ltd.	$1,184
4,110	Karur Vysya Bank Ltd.	10,424
2,323	Mahanagar Gas Ltd.(2)	34,850
916	Natco Pharma Ltd.	14,843
8,425	Redington Ltd.	19,688
3,393	Time Technoplast Ltd.	19,562
1,274	Welspun Corp. Ltd.	12,110
		302,797
	Indonesia - 2.8%
160,400	Bank Tabungan Negara Persero Tbk. PT	11,361
149,300	Bukit Asam Tbk. PT	25,509
82,200	Golden Agri-Resources Ltd.	15,968
10,400	Indo Tambangraya Megah Tbk. PT	17,252
76,800	Japfa Comfeed Indonesia Tbk. PT	9,257
181,800	Mitra Adiperkasa Tbk. PT	15,927
420,000	Perusahaan Gas Negara Tbk. PT	41,491
		136,765
	Israel - 1.6%
458	Ituran Location & Control Ltd.	14,266
1,471	Plus500 Ltd.	49,889
213	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	14,451
		78,606
	Italy - 0.5%
556	ACEA SpA	10,755
6,395	Iren SpA	12,708
		23,463
	Japan - 17.3%
600	Adastria Co. Ltd.	13,229
400	Aeon Delight Co. Ltd.	11,059
400	Alpen Co. Ltd.	5,330
100	Amano Corp.	2,727
500	Arcs Co. Ltd.	8,284
200	Artience Co. Ltd.	4,015
2,700	Asanuma Corp.	11,476
1,400	Autobacs Seven Co. Ltd.	13,077
300	Avex, Inc.	2,741
700	BML, Inc.	12,943
1,100	Bunka Shutter Co. Ltd.	13,613
1,100	Canon Marketing Japan, Inc.	36,186
600	Chubu Steel Plate Co. Ltd.	9,445
100	Chugoku Marine Paints Ltd.	1,508
3,200	Citizen Watch Co. Ltd.	19,018
1,100	DCM Holdings Co. Ltd.	10,023
300	Duskin Co. Ltd.	7,086
100	DyDo Group Holdings, Inc.	2,100
2,300	EDION Corp.	26,211
2,000	Geo Holdings Corp.	21,023
500	Glory Ltd.	8,256
2,300	H.U. Group Holdings, Inc.	37,450
1,000	Happinet Corp.	30,574
400	Heiwado Co. Ltd.	5,839
200	Hogy Medical Co. Ltd.	6,045
1,100	Honeys Holdings Co. Ltd.	11,528
300	Inaba Denki Sangyo Co. Ltd.	7,477
400	Juroku Financial Group, Inc.	10,893
800	Kaga Electronics Co. Ltd.	14,737
300	Kaken Pharmaceutical Co. Ltd.	8,615
1,000	Kandenko Co. Ltd.	14,743
700	Kanematsu Corp.	11,727
300	Kohnan Shoji Co. Ltd.	6,872
1,100	Kokuyo Co. Ltd.	19,577
700	Komeri Co. Ltd.	14,721
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Japan - 17.3% - (continued)
600	K's Holdings Corp.	$5,375
400	Kurimoto Ltd.	11,122
400	Lintec Corp.	7,801
900	MEITEC Group Holdings, Inc.	16,979
100	METAWATER Co. Ltd.	1,157
900	Mirait One Corp.	13,183
1,700	MIXI, Inc.	32,992
300	Nippn Corp.	4,173
1,700	Nippon Gas Co. Ltd.	23,462
100	Nisshin Oillio Group Ltd.	3,290
600	Nojima Corp.	8,746
500	Okamura Corp.	6,563
200	Paramount Bed Holdings Co. Ltd.	3,445
500	Raito Kogyo Co. Ltd.	7,063
3,300	Rengo Co. Ltd.	18,394
400	San-A Co. Ltd.	7,396
400	Sangetsu Corp.	7,620
300	Sanki Engineering Co. Ltd.	6,042
1,500	Sankyo Co. Ltd.	20,310
1,000	Senko Group Holdings Co. Ltd.	9,481
7,700	Senshu Ikeda Holdings, Inc.	19,402
1,100	SKY Perfect JSAT Holdings, Inc.	6,362
100	Suzuken Co. Ltd.	3,014
200	Taikisha Ltd.	6,363
400	Tama Home Co. Ltd.	9,074
500	Tamron Co. Ltd.	14,301
100	TKC Corp.	2,418
600	Toho Holdings Co. Ltd.	16,302
2,100	TOKAI Holdings Corp.	12,975
700	Tokyo Kiraboshi Financial Group, Inc.	20,310
100	Totetsu Kogyo Co. Ltd.	2,138
200	Transcosmos, Inc.	4,257
600	TV Asahi Holdings Corp.	8,754
400	Tv Tokyo Holdings Corp.	8,221
300	Uchida Yoko Co. Ltd.	13,324
900	United Super Markets Holdings, Inc.	4,318
800	Valor Holdings Co. Ltd.	11,158
1,000	Yellow Hat Ltd.	17,091
		834,524
	Jordan - 0.9%
1,836	Hikma Pharmaceuticals PLC	45,827
	Malaysia - 2.3%
11,300	Alliance Bank Malaysia Bhd.	12,231
22,800	Bermaz Auto Bhd.	8,158
40,200	IOI Properties Group Bhd.	20,138
46,200	Kossan Rubber Industries Bhd.	29,240
80,800	MBSB Bhd.	13,372
29,300	Pavilion REIT	10,157
2,600	United Plantations Bhd.	18,072
		111,368
	Mexico - 0.4%
14,092	FIBRA Macquarie Mexico REIT(1)	20,569
	Netherlands - 0.1%
104	Koninklijke Vopak NV	4,577
	Norway - 0.9%
12,089	MPC Container Ships ASA	22,065
762	Odfjell SE Class A	7,837
455	Stolt-Nielsen Ltd.	11,578
		41,480

25

Hartford Multifactor International Small Company ETF
Schedule of Investments – (continued)
December 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Poland - 0.3%
625	Asseco Poland SA	$14,556
	Portugal - 0.5%
6,156	Navigator Co. SA	22,885
369	NOS SGPS SA	1,272
		24,157
	Singapore - 1.3%
45,000	Geo Energy Resources Ltd.	9,731
50,100	Keppel REIT	31,950
12,300	Sheng Siong Group Ltd.	14,787
25,200	Yangzijiang Financial Holding Ltd.	7,666
		64,134
	South Korea - 6.1%
186	BGF retail Co. Ltd.	12,951
2,321	Cheil Worldwide, Inc.	26,724
352	CJ Corp.	23,695
303	Daesang Corp.	3,950
313	Fila Holdings Corp.	8,568
1,459	Hyundai Marine & Fire Insurance Co. Ltd.	24,479
3,474	JB Financial Group Co. Ltd.	38,418
3,555	Korean Reinsurance Co.	19,198
1,627	KT Corp.	48,462
75	LOTTE Fine Chemical Co. Ltd.	2,005
68	MegaStudyEdu Co. Ltd.	2,023
151	NongShim Co. Ltd.	38,362
404	S-1 Corp.	16,246
997	Youngone Corp.	28,715
		293,796
	Spain - 2.4%
938	Acerinox SA	9,179
35	Laboratorios Farmaceuticos Rovi SA	2,282
1,443	Logista Integral SA	43,631
17,295	Mapfre SA	43,805
243	Viscofan SA	15,349
		114,246
	Sweden - 0.5%
659	Arjo AB Class B	2,162
1,704	Betsson AB Class B*	22,146
		24,308
	Switzerland - 5.1%
76	Allreal Holding AG	13,888
31	ALSO Holding AG	7,662
163	BKW AG	27,015
37	Bucher Industries AG	13,310
482	DKSH Holding AG	35,794
22	dormakaba Holding AG	15,634
3	Forbo Holding AG	2,499
563	Galenica AG(1)	46,189
36	Mobimo Holding AG	11,639
300	PSP Swiss Property AG	42,671
204	Swiss Prime Site AG	22,240
59	Valiant Holding AG	6,875
		245,416
	Taiwan - 9.4%
3,000	Acter Group Corp. Ltd.	33,995
7,000	Arcadyan Technology Corp.	37,472
33,000	Cathay Real Estate Development Co. Ltd.	24,158
1,000	Cheng Uei Precision Industry Co. Ltd.	2,214
5,000	Chicony Power Technology Co. Ltd.	18,225
1,000	Coretronic Corp.	2,855
12,000	Da-Li Development Co. Ltd.	16,197
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Taiwan - 9.4% - (continued)
2,000	Farglory Land Development Co. Ltd.	$4,508
2,000	FLEXium Interconnect, Inc.	3,923
12,000	Getac Holdings Corp.	38,799
2,000	Grape King Bio Ltd.	9,120
15,720	Hannstar Board Corp.	25,509
3,400	Huaku Development Co. Ltd.	11,823
18,000	Primax Electronics Ltd.	41,727
7,000	Shinkong Insurance Co. Ltd.	22,739
2,000	Simplo Technology Co. Ltd.	24,219
11,000	Sinon Corp.	14,495
10,000	Supreme Electronics Co. Ltd.	18,088
7,000	Systex Corp.	30,853
4,088	Taiwan Hon Chuan Enterprise Co. Ltd.	18,392
4,000	Taiwan Sakura Corp.	10,200
2,000	Topco Scientific Co. Ltd.	17,081
13,000	Tung Ho Steel Enterprise Corp.	26,924
		453,516
	Thailand - 2.5%
67,500	AP Thailand PCL NVDR	16,036
268,300	Chularat Hospital PCL NVDR	19,201
12,100	Mega Lifesciences PCL NVDR	11,800
151,800	Quality Houses PCL NVDR	7,658
12,000	Regional Container Lines PCL NVDR	9,943
25,300	Supalai PCL NVDR	13,505
16,700	Thanachart Capital PCL NVDR	24,735
30,500	Tipco Asphalt PCL NVDR	16,192
		119,070
	Turkey - 1.5%
4,876	Dogus Otomotiv Servis ve Ticaret AS	26,724
25,137	Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	45,318
		72,042
	United Kingdom - 4.0%
1,028	Computacenter PLC	27,346
348	Drax Group PLC	2,824
2,294	Halfords Group PLC	3,764
4,047	Mears Group PLC	18,348
497	Morgan Sindall Group PLC	24,275
3,069	Pagegroup PLC	13,207
4,215	QinetiQ Group PLC	21,928
13,561	Serco Group PLC	25,696
5,312	Serica Energy PLC	8,995
2,659	Shaftesbury Capital PLC REIT	4,179
90	Spectris PLC	2,827
741	Telecom Plus PLC	15,944
496	TORM PLC Class A	9,532
2,608	Vesuvius PLC	13,816
		192,681
	United States - 0.5%
1,014	Signify NV(1)	22,659
	Total Common Stocks (cost $4,860,453)	$4,804,155
PREFERRED STOCKS - 0.1%
	Brazil - 0.1%
2,353	Banco do Estado do Rio Grande do Sul SA (Preference Shares)(3)	$3,885

26

Hartford Multifactor International Small Company ETF
Schedule of Investments – (continued)
December 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 0.1% - (continued)
	Germany - 0.0%
31	FUCHS SE (Preference Shares)(3)		$1,337
	Total Preferred Stocks (cost $5,798)		$5,222
	Total Long-Term Investments (cost $4,866,251)		$4,809,377
	Total Investments (cost $4,866,251)	99.7%	$4,809,377
	Other Assets and Liabilities	0.3%	15,481
	Net Assets	100.0%	$4,824,858
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At December 31, 2024, the aggregate value of these securities was
$183,612, representing 3.8% of net assets.

(2)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2024, the aggregate value of this security was $34,850, representing 0.7% of net assets.

(3)	Currently no rate available.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$271,463	$271,463	$—	$—
Belgium	33,039	33,039	—	—
Brazil	41,248	41,248	—	—
Canada	335,191	335,191	—	—
China	292,154	292,154	—	—
Denmark	107,260	107,260	—	—
Finland	10,464	10,464	—	—
France	115,281	115,281	—	—
Georgia	40,205	40,205	—	—
Germany	120,054	120,054	—	—
Hong Kong	197,239	197,239	—	—
India	302,797	302,797	—	—
Indonesia	136,765	136,765	—	—
Israel	78,606	78,606	—	—
Italy	23,463	23,463	—	—
Japan	834,524	834,524	—	—
Jordan	45,827	45,827	—	—
Malaysia	111,368	111,368	—	—
Mexico	20,569	20,569	—	—
Netherlands	4,577	4,577	—	—
Norway	41,480	41,480	—	—
Poland	14,556	14,556	—	—
Portugal	24,157	24,157	—	—
Singapore	64,134	64,134	—	—
South Korea	293,796	293,796	—	—
Spain	114,246	114,246	—	—
Sweden	24,308	24,308	—	—
Switzerland	245,416	245,416	—	—
Taiwan	453,516	453,516	—	—
Thailand	119,070	119,070	—	—
Turkey	72,042	72,042	—	—
United Kingdom	192,681	192,681	—	—
United States	22,659	22,659	—	—
Preferred Stocks	5,222	5,222	—	—
Total	$4,809,377	$4,809,377	$—	$—

(1)	For the period ended December 31, 2024, there were no transfers in and out of Level 3.

27

Hartford Multifactor Small Cap ETF
Schedule of Investments
December 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6%
	Automobiles & Components - 1.6%
1,891	Patrick Industries, Inc.	$157,104
4,233	Phinia, Inc.	203,903
5,002	Standard Motor Products, Inc.	154,962
379	Winnebago Industries, Inc.	18,109
		534,078
	Banks - 13.0%
1,113	Ameris Bancorp	69,640
1,669	Arrow Financial Corp.	47,917
1,820	Associated Banc-Corp.	43,498
1,310	Banner Corp.	87,469
266	Business First Bancshares, Inc.	6,836
2,045	Cathay General Bancorp	97,362
7,196	Central Pacific Financial Corp.	209,044
307	City Holding Co.	36,373
1,191	Community Trust Bancorp, Inc.	63,159
474	Customers Bancorp, Inc.*	23,074
1,128	Enterprise Financial Services Corp.	63,619
4,538	First BanCorp	84,361
108	First Bancorp/Southern Pines NC	4,749
3,716	First Busey Corp.	87,586
508	First Commonwealth Financial Corp.	8,595
3,171	First Financial Bancorp	85,237
1,778	First Financial Corp.	82,126
2,497	First Hawaiian, Inc.	64,797
1,679	First Merchants Corp.	66,975
4,670	Fulton Financial Corp.	90,038
185	Great Southern Bancorp, Inc.	11,045
5,853	Hanmi Financial Corp.	138,248
1,248	Heartland Financial USA, Inc.	76,509
20,408	Heritage Commerce Corp.	191,427
2,498	Heritage Financial Corp.	61,201
1,042	Hilltop Holdings, Inc.	29,832
208	HomeTrust Bancshares, Inc.	7,005
20,531	Hope Bancorp, Inc.	252,326
3,840	Independent Bank Corp.	133,747
2,032	International Bancshares Corp.	128,341
3,358	Midland States Bancorp, Inc.	81,935
1,349	National Bank Holdings Corp. Class A	58,088
1,386	NBT Bancorp, Inc.	66,195
4,423	Northwest Bancshares, Inc.	58,339
1,986	OceanFirst Financial Corp.	35,947
4,434	OFG Bancorp	187,647
281	Park National Corp.	48,172
3,186	Peoples Bancorp, Inc.	100,964
2,575	Preferred Bank	222,429
3,260	Premier Financial Corp.	83,358
1,018	Renasant Corp.	36,394
2,847	S&T Bancorp, Inc.	108,812
1,988	Sandy Spring Bancorp, Inc.	67,016
614	Simmons First National Corp. Class A	13,619
1,457	Stellar Bancorp, Inc.	41,306
3,864	Towne Bank	131,608
779	TriCo Bancshares	34,042
4,163	TrustCo Bank Corp.	138,670
1,094	Trustmark Corp.	38,695
2,856	Univest Financial Corp.	84,281
6,163	Veritex Holdings, Inc.	167,387
260	WaFd, Inc.	8,382
2,415	WesBanco, Inc.	78,584
		4,244,006
	Capital Goods - 7.6%
70	Alamo Group, Inc.	13,014
456	American Woodmark Corp.*	36,266
2,576	Apogee Enterprises, Inc.	183,952
1,416	Argan, Inc.	194,049
1,417	Atmus Filtration Technologies, Inc.	55,518
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Capital Goods - 7.6% - (continued)
807	Blue Bird Corp.*	$31,174
2,963	DNOW, Inc.*	38,549
1,069	DXP Enterprises, Inc.*	88,321
1,050	Global Industrial Co.	26,030
2,862	GMS, Inc.*	242,783
4,113	Hyster-Yale, Inc.	209,475
788	IES Holdings, Inc.*	158,356
3,075	Karat Packaging, Inc.	93,050
134	Limbach Holdings, Inc.*	11,462
1,681	LSI Industries, Inc.	32,645
1,914	Masterbrand, Inc.*	27,964
2,596	Miller Industries, Inc.	169,675
4,186	MRC Global, Inc.*	53,497
713	Preformed Line Products Co.	91,114
3,210	Quanex Building Products Corp.	77,810
5,343	REV Group, Inc.	170,281
6,187	Rush Enterprises, Inc. Class A	338,986
948	Tennant Co.	77,290
4,070	Wabash National Corp.	69,719
		2,490,980
	Commercial & Professional Services - 6.1%
1,655	ABM Industries, Inc.	84,704
3,408	Barrett Business Services, Inc.	148,043
2,951	Brady Corp. Class A	217,931
2,956	Civeo Corp.	67,160
1,310	CSG Systems International, Inc.	66,954
1,942	Deluxe Corp.	43,870
6,143	Ennis, Inc.	129,556
3,516	Heidrick & Struggles International, Inc.	155,794
5,815	HNI Corp.	292,902
3,494	Kelly Services, Inc. Class A	48,706
2,592	Kforce, Inc.	146,966
468	ManpowerGroup, Inc.	27,013
1,437	RCM Technologies, Inc.*	31,844
12,192	Resources Connection, Inc.	103,998
21,141	Steelcase, Inc. Class A	249,887
295	UniFirst Corp.	50,472
11,261	Virco Mfg. Corp.	115,425
		1,981,225
	Consumer Discretionary Distribution & Retail - 5.3%
848	A-Mark Precious Metals, Inc.	23,235
7,066	Buckle, Inc.	359,023
2,966	Build-A-Bear Workshop, Inc.	136,555
3,009	Caleres, Inc.	69,688
596	Dillard's, Inc. Class A(1)	257,317
5,345	Haverty Furniture Cos., Inc.	118,980
5,924	J Jill, Inc.	163,621
1,995	Kohl's Corp.(1)	28,010
10,433	Nordstrom, Inc.	251,957
946	ODP Corp.*	21,512
56	Penske Automotive Group, Inc.	8,537
1,094	Shoe Carnival, Inc.	36,190
748	Signet Jewelers Ltd.	60,371
6,250	Upbound Group, Inc.	182,312
224	Urban Outfitters, Inc.*	12,293
		1,729,601
	Consumer Durables & Apparel - 5.1%
1,441	Acushnet Holdings Corp.	102,426
680	Carter's, Inc.	36,849
863	Century Communities, Inc.	63,310
6,929	Ethan Allen Interiors, Inc.	194,774
323	G-III Apparel Group Ltd.*	10,536
518	Green Brick Partners, Inc.*	29,262
2,415	Hamilton Beach Brands Holding Co. Class A	40,644
2,112	JAKKS Pacific, Inc.*	59,453

28

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
December 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Consumer Durables & Apparel - 5.1% - (continued)
3,383	Kontoor Brands, Inc.	$288,942
5,025	La-Z-Boy, Inc.	218,939
4,673	Levi Strauss & Co. Class A	80,843
7,444	Movado Group, Inc.	146,498
1,365	Oxford Industries, Inc.	107,535
622	Rocky Brands, Inc.	14,182
11,178	Smith & Wesson Brands, Inc.	112,954
502	Steven Madden Ltd.	21,345
1,503	Sturm Ruger & Co., Inc.	53,161
5,089	Superior Group of Cos., Inc.	84,121
		1,665,774
	Consumer Services - 2.0%
37	Graham Holdings Co. Class B	32,261
14,455	Perdoceo Education Corp.	382,624
2,264	Stride, Inc.*	235,297
		650,182
	Consumer Staples Distribution & Retail - 2.4%
1,069	Andersons, Inc.	43,316
3,440	Ingles Markets, Inc. Class A	221,674
3,183	Natural Grocers by Vitamin Cottage, Inc.	126,429
239	PriceSmart, Inc.	22,029
7,348	SpartanNash Co.	134,615
3,513	Weis Markets, Inc.	237,900
		785,963
	Energy - 3.2%
918	California Resources Corp.	47,635
2,090	CNX Resources Corp.*	76,640
1,452	CONSOL Energy, Inc.	154,899
5,470	CVR Energy, Inc.	102,508
452	Dorian LPG Ltd.	11,015
4,277	FutureFuel Corp.	22,625
10,125	Granite Ridge Resources, Inc.	65,408
787	Gulfport Energy Corp.*	144,965
904	International Seaways, Inc.	32,490
7,829	Liberty Energy, Inc.	155,719
775	Northern Oil & Gas, Inc.	28,799
2,205	Peabody Energy Corp.	46,173
1,690	Select Water Solutions, Inc.	22,376
29,318	VAALCO Energy, Inc.	128,120
		1,039,372
	Equity Real Estate Investment Trusts (REITs) - 4.3%
746	Acadia Realty Trust REIT	18,023
384	Alexander's, Inc. REIT	76,823
1,063	American Assets Trust, Inc. REIT	27,914
4,698	Apple Hospitality, Inc. REIT	72,114
1,473	Armada Hoffler Properties, Inc. REIT	15,069
1,485	Brandywine Realty Trust REIT	8,316
5,789	Broadstone Net Lease, Inc. REIT	91,814
669	COPT Defense Properties REIT	20,706
5,329	CTO Realty Growth, Inc. REIT	105,035
1,488	Curbline Properties Corp. REIT	34,551
759	Easterly Government Properties, Inc. REIT	8,622
1,391	EPR Properties REIT	61,594
3,114	Getty Realty Corp. REIT	93,825
1,449	Global Medical, Inc. REIT	11,186
2,056	Highwoods Properties, Inc. REIT	62,873
1,144	Innovative Industrial Properties, Inc. REIT	76,236
1,457	LTC Properties, Inc. REIT	50,339
9,153	LXP Industrial Trust REIT	74,322
913	National Health Investors, Inc. REIT	63,271
800	One Liberty Properties, Inc. REIT	21,792
2,127	Park Hotels & Resorts, Inc. REIT	29,927
3,615	Piedmont Office Realty Trust, Inc. Class A, REIT	33,077
5,808	RLJ Lodging Trust REIT	59,300
744	SITE Centers Corp. REIT	11,376
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 4.3% - (continued)
9,301	Sunstone Hotel Investors, Inc. REIT	$110,124
438	UMH Properties, Inc. REIT	8,269
3,592	Urban Edge Properties REIT	77,228
6,252	Whitestone REIT	88,591
		1,412,317
	Financial Services - 1.8%
8,878	Acacia Research Corp.*	38,530
3,614	Bread Financial Holdings, Inc.	220,671
5,257	Chicago Atlantic Real Estate Finance, Inc. REIT	81,063
3,707	Enact Holdings, Inc.	120,033
3,507	EZCORP, Inc. Class A*	42,855
1,179	Franklin BSP Realty Trust, Inc. REIT	14,785
877	Oppenheimer Holdings, Inc. Class A	56,207
		574,144
	Food, Beverage & Tobacco - 2.1%
4,509	Cal-Maine Foods, Inc.	464,066
993	John B Sanfilippo & Son, Inc.	86,500
2,707	Universal Corp.	148,452
		699,018
	Health Care Equipment & Services - 11.2%
1,098	Addus HomeCare Corp.*	137,634
3,655	AMN Healthcare Services, Inc.*	87,428
5,771	Bioventus, Inc. Class A*	60,596
2,328	CorVel Corp.*	259,013
10,572	Cross Country Healthcare, Inc.*	191,988
11,490	Embecta Corp.	237,268
6,230	GoodRx Holdings, Inc. Class A*	28,970
4,893	HealthStream, Inc.	155,597
8,907	Hims & Hers Health, Inc.*	215,371
212	Integer Holdings Corp.*	28,094
1,361	iRadimed Corp.	74,855
2,379	LeMaitre Vascular, Inc.	219,201
2,344	National HealthCare Corp.	252,121
1,804	National Research Corp.	31,823
19,962	OraSure Technologies, Inc.*	72,063
3,343	Owens & Minor, Inc.*	43,693
14,455	Patterson Cos., Inc.	446,081
14,827	Premier, Inc. Class A	314,332
2,743	Semler Scientific, Inc.*(1)	148,122
12,134	Sensus Healthcare, Inc.*	83,967
4,359	Tactile Systems Technology, Inc.*	74,670
4,638	TruBridge, Inc.*	91,461
796	UFP Technologies, Inc.*	194,630
417	Utah Medical Products, Inc.	25,633
4,845	Varex Imaging Corp.*	70,689
756	Zimvie, Inc.*	10,546
12,623	Zynex, Inc.*	101,110
		3,656,956
	Household & Personal Products - 0.7%
1,403	Herbalife Ltd.*	9,386
6,969	Medifast, Inc.*	122,794
632	Nu Skin Enterprises, Inc. Class A	4,354
1,114	Oil-Dri Corp. of America	97,631
		234,165
	Insurance - 3.5%
5,859	CNO Financial Group, Inc.	218,013
4,235	Employers Holdings, Inc.	216,959
132	HCI Group, Inc.	15,382
1,947	Horace Mann Educators Corp.	76,381
1,898	Mercury General Corp.	126,179
1,455	Safety Insurance Group, Inc.	119,892
8,085	SiriusPoint Ltd.*	132,513

29

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
December 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Insurance - 3.5% - (continued)
1,484	Stewart Information Services Corp.	$100,155
6,742	Universal Insurance Holdings, Inc.	141,987
		1,147,461
	Materials - 5.2%
626	Alpha Metallurgical Resources, Inc.*	125,275
1,681	Arch Resources, Inc.	237,391
3,908	Clearwater Paper Corp.*	116,341
3,103	Greif, Inc. Class A	189,655
411	Hawkins, Inc.	50,417
218	Koppers Holdings, Inc.	7,063
1,500	Myers Industries, Inc.	16,560
1,407	Olympic Steel, Inc.	46,164
1,440	Orion SA	22,738
12,789	Ramaco Resources, Inc. Class A	131,215
176	Ramaco Resources, Inc. Class B	1,739
4,718	Ryerson Holding Corp.	87,330
16,687	SunCoke Energy, Inc.	178,551
2,720	Sylvamo Corp.	214,935
5,291	Warrior Met Coal, Inc.	286,984
		1,712,358
	Media & Entertainment - 1.4%
2,157	Cargurus, Inc.*	78,817
1,638	John Wiley & Sons, Inc. Class A	71,597
3,125	Scholastic Corp.	66,656
2,102	Shutterstock, Inc.	63,796
9,733	TEGNA, Inc.	178,016
		458,882
	Pharmaceuticals, Biotechnology & Life Sciences - 6.5%
1,443	ADMA Biologics, Inc.*	24,748
16,658	Amneal Pharmaceuticals, Inc.*	131,931
2,760	Amphastar Pharmaceuticals, Inc.*	102,479
11,667	Biote Corp. Class A*	72,102
13,453	Catalyst Pharmaceuticals, Inc.*	280,764
7,720	Collegium Pharmaceutical, Inc.*	221,178
6,512	Corcept Therapeutics, Inc.*	328,140
2,300	Harmony Biosciences Holdings, Inc.*	79,143
11,278	Innoviva, Inc.*	195,673
1,824	Kiniksa Pharmaceuticals International PLC*	36,079
269	Myriad Genetics, Inc.*	3,688
20,087	Organogenesis Holdings, Inc.*	64,278
272	Perrigo Co. PLC	6,993
6,536	Phibro Animal Health Corp. Class A	137,256
876	Prestige Consumer Healthcare, Inc.*	68,407
1,400	Protagonist Therapeutics, Inc.*	54,040
28,632	SIGA Technologies, Inc.	172,078
3,987	Supernus Pharmaceuticals, Inc.*	144,170
		2,123,147
	Real Estate Management & Development - 0.7%
2,302	Forestar Group, Inc.*	59,668
6,401	Newmark Group, Inc. Class A	81,997
4,855	RMR Group, Inc. Class A	100,207
		241,872
	Semiconductors & Semiconductor Equipment - 1.1%
8,466	Amkor Technology, Inc.	217,492
200	NVE Corp.	16,286
5,872	Photronics, Inc.*	138,344
		372,122
	Software & Services - 2.6%
6,256	A10 Networks, Inc.	115,110
8,950	Adeia, Inc.	125,121
5,290	Hackett Group, Inc.	162,509
1,963	InterDigital, Inc.	380,272
1,203	Progress Software Corp.	78,376
		861,388
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.6% - (continued)
	Technology Hardware & Equipment - 8.0%
4,789	Bel Fuse, Inc. Class B		$394,949
115	Belden, Inc.		12,950
5,771	Benchmark Electronics, Inc.		262,003
9,515	CompoSecure, Inc. Class A(1)		145,865
1,123	Crane NXT Co.		65,381
14,783	Daktronics, Inc.*		249,241
4,772	Diebold Nixdorf, Inc.*		205,387
3,099	ePlus, Inc.*		228,954
11,110	Immersion Corp.		96,990
713	Kimball Electronics, Inc.*		13,355
439	M-Tron Industries, Inc.*		21,261
553	Napco Security Technologies, Inc.		19,665
810	OSI Systems, Inc.*		135,618
2,498	PC Connection, Inc.		173,037
548	Plexus Corp.*		85,751
6,179	Richardson Electronics Ltd.		86,691
3,466	ScanSource, Inc.*		164,462
12,297	Vishay Intertechnology, Inc.		208,311
1,684	Vishay Precision Group, Inc.*		39,524
			2,609,395
	Telecommunication Services - 1.1%
212	Cogent Communications Holdings, Inc.		16,339
3,739	IDT Corp. Class B		177,677
9,680	Spok Holdings, Inc.		155,364
			349,380
	Transportation - 2.2%
1,000	Covenant Logistics Group, Inc.		54,510
2,511	Hub Group, Inc. Class A		111,890
1,535	Marten Transport Ltd.		23,961
1,493	Matson, Inc.		201,316
12,048	Pangaea Logistics Solutions Ltd.		64,577
4,113	Schneider National, Inc. Class B		120,429
2,519	Universal Logistics Holdings, Inc.		115,723
901	Werner Enterprises, Inc.		32,364
			724,770
	Utilities - 0.9%
516	Avista Corp.		18,901
2,429	Consolidated Water Co. Ltd.		62,887
8,072	Hawaiian Electric Industries, Inc.*		78,540
280	Northwest Natural Holding Co.		11,077
1,070	Otter Tail Corp.		79,009
900	Unitil Corp.		48,771
			299,185
	Total Common Stocks (cost $29,069,233)		$32,597,741
SHORT-TERM INVESTMENTS - 1.7%
	Securities Lending Collateral - 1.7%
87,051	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.39%(2)		$87,051
290,168	HSBC U.S. Government Money Market Fund, Institutional Class, 4.41%(2)		290,168
87,050	Invesco Government & Agency Portfolio, Institutional Class, 4.42%(2)		87,050
87,051	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.42%(2)		87,051
	Total Short-Term Investments (cost $551,320)		$551,320
	Total Investments (cost $29,620,553)	101.3%	$33,149,061
	Other Assets and Liabilities	(1.3)%	(416,336)
	Net Assets	100.0%	$32,732,725

30

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
December 31, 2024 (Unaudited)

Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.

Futures Contracts Outstanding at December 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000	1	03/21/2025	$112,490	$(6,379)
Total futures contracts				$(6,379)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$534,078	$534,078	$—	$—
Banks	4,244,006	4,244,006	—	—
Capital Goods	2,490,980	2,490,980	—	—
Commercial & Professional Services	1,981,225	1,981,225	—	—
Consumer Discretionary Distribution & Retail	1,729,601	1,729,601	—	—
Consumer Durables & Apparel	1,665,774	1,665,774	—	—
Consumer Services	650,182	650,182	—	—
Consumer Staples Distribution & Retail	785,963	785,963	—	—
Energy	1,039,372	1,039,372	—	—
Equity Real Estate Investment Trusts (REITs)	1,412,317	1,412,317	—	—
Financial Services	574,144	574,144	—	—
Food, Beverage & Tobacco	699,018	699,018	—	—
Health Care Equipment & Services	3,656,956	3,656,956	—	—
Household & Personal Products	234,165	234,165	—	—
Insurance	1,147,461	1,147,461	—	—
Materials	1,712,358	1,712,358	—	—
Media & Entertainment	458,882	458,882	—	—
Pharmaceuticals, Biotechnology & Life Sciences	2,123,147	2,123,147	—	—
Real Estate Management & Development	241,872	241,872	—	—
Semiconductors & Semiconductor Equipment	372,122	372,122	—	—
Software & Services	861,388	861,388	—	—
Technology Hardware & Equipment	2,609,395	2,609,395	—	—
Telecommunication Services	349,380	349,380	—	—
Transportation	724,770	724,770	—	—
Utilities	299,185	299,185	—	—
Short-Term Investments	551,320	551,320	—	—
Total	$33,149,061	$33,149,061	$—	$—
Liabilities
Futures Contracts(2)	$(6,379)	$(6,379)	$—	$—
Total	$(6,379)	$(6,379)	$—	$—

(1)	For the period ended December 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

31

Hartford Multifactor US Equity ETF
Schedule of Investments
December 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Banks - 3.4%
10,762	Bank of America Corp.	$472,990
22,380	Citigroup, Inc.	1,575,328
16,603	Fifth Third Bancorp	701,975
5,351	First Horizon Corp.	107,769
60,694	Huntington Bancshares, Inc.	987,491
15,158	JP Morgan Chase & Co.	3,633,524
13,374	M&T Bank Corp.	2,514,446
2,876	Old National Bancorp	62,424
4,641	PNC Financial Services Group, Inc.	895,017
6,594	Popular, Inc.	620,232
46,749	Regions Financial Corp.	1,099,536
11,757	U.S. Bancorp	562,337
3,555	UMB Financial Corp.	401,217
13,541	Wells Fargo & Co.	951,120
		14,585,406
	Capital Goods - 7.9%
5,184	3M Co.	669,203
478	A.O. Smith Corp.	32,604
813	AAON, Inc.	95,674
3,095	Acuity Brands, Inc.	904,142
19,009	Allison Transmission Holdings, Inc.	2,054,113
3,893	Applied Industrial Technologies, Inc.	932,257
1,354	Armstrong World Industries, Inc.	191,361
2,938	Builders FirstSource, Inc.*	419,928
2,292	Caterpillar, Inc.	831,446
713	CSW Industrials, Inc.	251,546
6,003	Cummins, Inc.	2,092,646
14,089	Donaldson Co., Inc.	948,894
3,002	Dover Corp.	563,175
4,492	Dycom Industries, Inc.*	781,878
3,634	EMCOR Group, Inc.	1,649,473
27,328	Fastenal Co.	1,965,157
5,009	Federal Signal Corp.	462,782
11,884	Ferguson Enterprises, Inc.	2,062,706
1,501	Franklin Electric Co., Inc.	146,272
1,034	General Dynamics Corp.	272,449
1,065	Honeywell International, Inc.	240,573
917	Hubbell, Inc.	384,122
4,398	Illinois Tool Works, Inc.	1,115,157
1,782	Johnson Controls International PLC	140,653
883	Lennox International, Inc.	538,012
3,199	Lockheed Martin Corp.	1,554,522
14,774	Masco Corp.	1,072,149
972	Moog, Inc. Class A	191,328
20,106	Mueller Industries, Inc.	1,595,612
733	Northrop Grumman Corp.	343,990
12,815	Otis Worldwide Corp.	1,186,797
4,539	Owens Corning	773,082
12,136	PACCAR, Inc.	1,262,387
3,215	Snap-on, Inc.	1,091,428
2,851	Trane Technologies PLC	1,053,017
5,877	UFP Industries, Inc.	662,044
1,320	Valmont Industries, Inc.	404,804
1,682	Watsco, Inc.	797,083
2,265	WW Grainger, Inc.	2,387,423
		34,121,889
	Commercial & Professional Services - 2.3%
5,038	Booz Allen Hamilton Holding Corp.	648,391
1,486	Brink's Co.	137,856
965	Broadridge Financial Solutions, Inc.	218,177
2,246	CACI International, Inc. Class A*	907,519
9,098	Cintas Corp.	1,662,205
3,287	FTI Consulting, Inc.*	628,244
2,928	Leidos Holdings, Inc.	421,808
4,579	Maximus, Inc.	341,822
531	MSA Safety, Inc.	88,024
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Commercial & Professional Services - 2.3% - (continued)
564	Paychex, Inc.	$79,084
4,294	Republic Services, Inc.	863,867
17,211	Robert Half, Inc.	1,212,687
12,847	Rollins, Inc.	595,458
3,074	Verisk Analytics, Inc.	846,672
6,394	Waste Management, Inc.	1,290,245
		9,942,059
	Consumer Discretionary Distribution & Retail - 5.8%
1,432	Abercrombie & Fitch Co. Class A*	214,041
11,204	Amazon.com, Inc.*	2,458,046
6,016	AutoNation, Inc.*	1,021,757
452	AutoZone, Inc.*	1,447,304
17,417	Best Buy Co., Inc.	1,494,379
4,831	Dick's Sporting Goods, Inc.	1,105,526
23,847	eBay, Inc.	1,477,322
12,127	Genuine Parts Co.	1,415,948
3,197	Group 1 Automotive, Inc.	1,347,472
9,073	Home Depot, Inc.	3,529,306
5,254	Lowe's Cos., Inc.	1,296,687
5,496	Murphy USA, Inc.	2,757,618
1,380	O'Reilly Automotive, Inc.*	1,636,404
10,568	TJX Cos., Inc.	1,276,720
26,647	Tractor Supply Co.	1,413,890
7,623	Williams-Sonoma, Inc.	1,411,627
		25,304,047
	Consumer Durables & Apparel - 1.3%
5,322	DR Horton, Inc.	744,122
6,505	Garmin Ltd.	1,341,721
328	Meritage Homes Corp.	50,453
109	NVR, Inc.*	891,500
10,141	PulteGroup, Inc.	1,104,355
2,956	Ralph Lauren Corp.	682,777
12,035	Skechers USA, Inc. Class A*	809,234
		5,624,162
	Consumer Services - 1.5%
231	Booking Holdings, Inc.	1,147,705
6,969	Grand Canyon Education, Inc.*	1,141,522
37,599	H&R Block, Inc.	1,986,731
2,157	McDonald's Corp.	625,293
7,132	Six Flags Entertainment Corp.	343,691
9,992	Yum! Brands, Inc.	1,340,527
		6,585,469
	Consumer Staples Distribution & Retail - 4.0%
97,818	Albertsons Cos., Inc. Class A	1,921,145
4,894	BJ's Wholesale Club Holdings, Inc.*	437,279
2,871	Casey's General Stores, Inc.	1,137,576
2,743	Costco Wholesale Corp.	2,513,329
64,666	Kroger Co.	3,954,326
4,373	Sprouts Farmers Market, Inc.*	555,677
15,449	Sysco Corp.	1,181,231
3,351	Target Corp.	452,988
56,512	Walmart, Inc.	5,105,859
		17,259,410
	Energy - 2.9%
7,171	Cheniere Energy, Inc.	1,540,833
6,719	Chevron Corp.	973,180
3,219	Chord Energy Corp.	376,365
3,336	ConocoPhillips	330,831
11,596	Devon Energy Corp.	379,537
3,092	Diamondback Energy, Inc.	506,562
21,043	EOG Resources, Inc.	2,579,451
30,796	Exxon Mobil Corp.	3,312,726
6,769	Marathon Petroleum Corp.	944,276

32

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
December 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Energy - 2.9% - (continued)
657	Phillips 66	$74,852
14,242	Valero Energy Corp.	1,745,927
		12,764,540
	Equity Real Estate Investment Trusts (REITs) - 1.6%
9,980	Agree Realty Corp. REIT	703,091
2,373	AvalonBay Communities, Inc. REIT	521,989
145	Crown Castle, Inc. REIT	13,160
7,544	Equity Residential REIT	541,357
5,321	Essential Properties Realty Trust, Inc. REIT	166,441
7,308	Gaming & Leisure Properties, Inc. REIT	351,953
7,235	Iron Mountain, Inc. REIT	760,471
4,579	Lamar Advertising Co. Class A, REIT	557,448
7,593	NNN, Inc. REIT	310,174
2,633	Omega Healthcare Investors, Inc. REIT	99,659
915	Public Storage REIT	273,988
11,026	Realty Income Corp. REIT	588,899
1,670	Simon Property Group, Inc. REIT	287,591
1,407	Ventas, Inc. REIT	82,858
45,458	VICI Properties, Inc. REIT	1,327,828
3,081	Welltower, Inc. REIT	388,298
1,217	WP Carey, Inc. REIT	66,302
		7,041,507
	Financial Services - 3.4%
27,939	Bank of New York Mellon Corp.	2,146,553
6,950	Berkshire Hathaway, Inc. Class B*	3,150,296
965	Capital One Financial Corp.	172,079
2,138	Cboe Global Markets, Inc.	417,765
34,358	Corebridge Financial, Inc.	1,028,335
7,592	Janus Henderson Group PLC	322,888
3,405	Mastercard, Inc. Class A	1,792,971
24,912	MGIC Investment Corp.	590,664
25,210	Radian Group, Inc.	799,661
11,930	State Street Corp.	1,170,929
22,165	Synchrony Financial	1,440,725
5,826	Visa, Inc. Class A	1,841,249
		14,874,115
	Food, Beverage & Tobacco - 2.1%
48,866	Altria Group, Inc.	2,555,203
2,580	Archer-Daniels-Midland Co.	130,342
6,449	Coca-Cola Co.	401,515
457	Coca-Cola Consolidated, Inc.	575,815
37,406	Flowers Foods, Inc.	772,808
10,167	General Mills, Inc.	648,350
6,458	Hershey Co.	1,093,662
2,486	Ingredion, Inc.	341,974
7,572	PepsiCo, Inc.	1,151,398
11,956	Philip Morris International, Inc.	1,438,905
		9,109,972
	Health Care Equipment & Services - 4.8%
5,346	Abbott Laboratories	604,686
7,351	Boston Scientific Corp.*	656,591
6,412	Cardinal Health, Inc.	758,347
5,075	Cencora, Inc.	1,140,251
7,418	Centene Corp.*	449,383
1,018	Chemed Corp.	539,336
3,339	Cigna Group	922,032
34,348	CVS Health Corp.	1,541,882
4,424	Elevance Health, Inc.	1,632,014
972	Encompass Health Corp.	89,764
2,585	HCA Healthcare, Inc.	775,888
8,265	Humana, Inc.	2,096,913
4,046	McKesson Corp.	2,305,856
8,966	Medtronic PLC	716,204
7,864	Quest Diagnostics, Inc.	1,186,363
5,989	ResMed, Inc.	1,369,624
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Health Care Equipment & Services - 4.8% - (continued)
217	Stryker Corp.	$78,131
7,805	UnitedHealth Group, Inc.	3,948,237
		20,811,502
	Household & Personal Products - 1.5%
21,253	Colgate-Palmolive Co.	1,932,110
13,165	Kimberly-Clark Corp.	1,725,142
17,352	Procter & Gamble Co.	2,909,063
		6,566,315
	Insurance - 5.0%
13,281	Aflac, Inc.	1,373,787
3,150	Allstate Corp.	607,289
1,460	American International Group, Inc.	106,288
10,990	Arch Capital Group Ltd.	1,014,926
1,844	Assurant, Inc.	393,178
19,811	Axis Capital Holdings Ltd.	1,755,651
5,210	Chubb Ltd.	1,439,523
15,277	Cincinnati Financial Corp.	2,195,305
3,153	Everest Group Ltd.	1,142,836
7,661	Lincoln National Corp.	242,930
5,468	Loews Corp.	463,085
881	Markel Group, Inc.*	1,520,809
37,250	Old Republic International Corp.	1,348,077
4,011	Progressive Corp.	961,076
8,893	Prudential Financial, Inc.	1,054,087
2,822	Reinsurance Group of America, Inc.	602,864
2,789	RenaissanceRe Holdings Ltd.	693,931
6,825	Travelers Cos., Inc.	1,644,074
25,862	Unum Group	1,888,702
679	White Mountains Insurance Group Ltd.	1,320,696
		21,769,114
	Materials - 3.8%
43,981	Amcor PLC	413,861
1,971	AptarGroup, Inc.	309,644
137	Avery Dennison Corp.	25,637
6,788	Cabot Corp.	619,812
1,752	CF Industries Holdings, Inc.	149,481
10,999	Commercial Metals Co.	545,550
3,362	Ecolab, Inc.	787,784
37,397	Graphic Packaging Holding Co.	1,015,703
3,205	International Paper Co.	172,493
3,531	Knife River Corp.*	358,891
245	Linde PLC	102,574
9,512	LyondellBasell Industries NV Class A	706,456
4,366	Packaging Corp. of America	982,918
6,064	PPG Industries, Inc.	724,345
5,766	Reliance, Inc.	1,552,553
14,604	RPM International, Inc.	1,797,168
2,396	Sealed Air Corp.	81,057
6,000	Sherwin-Williams Co.	2,039,580
2,060	Silgan Holdings, Inc.	107,223
34,373	Smurfit WestRock PLC	1,851,330
18,015	Sonoco Products Co.	880,033
9,750	Steel Dynamics, Inc.	1,112,182
		16,336,275
	Media & Entertainment - 4.5%
32,492	Alphabet, Inc. Class A	6,150,736
236	Charter Communications, Inc. Class A*	80,894
38,193	Comcast Corp. Class A	1,433,383
21,196	Electronic Arts, Inc.	3,100,975
55,150	Fox Corp. Class A	2,679,187
6,126	Meta Platforms, Inc. Class A	3,586,834
29,045	New York Times Co. Class A	1,511,792
5,202	News Corp. Class A	143,263

33

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
December 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Media & Entertainment - 4.5% - (continued)
1,236	Nexstar Media Group, Inc.	$195,251
6,328	Omnicom Group, Inc.	544,461
		19,426,776
	Pharmaceuticals, Biotechnology & Life Sciences - 7.3%
22,664	AbbVie, Inc.	4,027,393
42,489	Alkermes PLC*	1,221,984
5,513	Amgen, Inc.	1,436,908
25,207	Bristol-Myers Squibb Co.	1,425,708
4,340	Eli Lilly & Co.	3,350,480
37,945	Exelixis, Inc.*	1,263,569
34,554	Gilead Sciences, Inc.	3,191,753
25,430	Incyte Corp.*	1,756,450
2,325	Intra-Cellular Therapies, Inc.*	194,184
32,070	Johnson & Johnson	4,637,963
38,905	Merck & Co., Inc.	3,870,269
400	Mettler-Toledo International, Inc.*	489,472
57,050	Organon & Co.	851,186
974	Regeneron Pharmaceuticals, Inc.*	693,809
4,979	United Therapeutics Corp.*	1,756,790
3,351	Vertex Pharmaceuticals, Inc.*	1,349,448
		31,517,366
	Semiconductors & Semiconductor Equipment - 5.2%
1,975	Analog Devices, Inc.	419,608
7,009	Applied Materials, Inc.	1,139,874
16,530	Broadcom, Inc.	3,832,315
13,881	Cirrus Logic, Inc.*	1,382,270
1,991	KLA Corp.	1,254,569
10,360	Lam Research Corp.	748,303
12,222	Microchip Technology, Inc.	700,932
64	Monolithic Power Systems, Inc.	37,869
31,316	NVIDIA Corp.	4,205,425
7,652	NXP Semiconductors NV	1,590,468
14,261	QUALCOMM, Inc.	2,190,775
7,944	Skyworks Solutions, Inc.	704,474
14,183	Teradyne, Inc.	1,785,923
14,337	Texas Instruments, Inc.	2,688,331
		22,681,136
	Software & Services - 9.9%
5,536	Accenture PLC Class A	1,947,509
6,682	ACI Worldwide, Inc.*	346,863
1,373	Adobe, Inc.*	610,546
2,305	Akamai Technologies, Inc.*	220,473
1,301	Appfolio, Inc. Class A*	320,983
8,291	ASGN, Inc.*	690,972
703	Autodesk, Inc.*	207,786
4,414	Cadence Design Systems, Inc.*	1,326,230
42,038	Cognizant Technology Solutions Corp. Class A	3,232,722
20,804	Commvault Systems, Inc.*	3,139,532
15,529	Dolby Laboratories, Inc. Class A	1,212,815
70,462	Dropbox, Inc. Class A*	2,116,678
1,319	Fair Isaac Corp.*	2,626,037
3,403	Fortinet, Inc.*	321,515
4,698	Gartner, Inc.*	2,276,040
32,015	Gen Digital, Inc.	876,571
12,764	GoDaddy, Inc. Class A*	2,519,231
1,508	Guidewire Software, Inc.*	254,219
17,988	International Business Machines Corp.	3,954,302
725	Intuit, Inc.	455,662
35,629	Kyndryl Holdings, Inc.*	1,232,763
3,890	Manhattan Associates, Inc.*	1,051,233
11,903	Microsoft Corp.	5,017,114
15,601	Oracle Corp.	2,599,751
3,004	Palo Alto Networks, Inc.*	546,608
1,385	PTC, Inc.*	254,660
1,589	Roper Technologies, Inc.	826,042
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Software & Services - 9.9% - (continued)
157	ServiceNow, Inc.*	$166,439
1,497	SPS Commerce, Inc.*	275,433
1,567	Synopsys, Inc.*	760,559
8,951	VeriSign, Inc.*	1,852,499
		43,239,787
	Technology Hardware & Equipment - 13.6%
37,543	Amphenol Corp. Class A	2,607,361
24,214	Apple, Inc.	6,063,670
14,620	Arista Networks, Inc.*	1,615,949
7,383	Arrow Electronics, Inc.*	835,165
59,070	Avnet, Inc.	3,090,542
6,611	Badger Meter, Inc.	1,402,325
7,865	CDW Corp.	1,368,825
1,041	Ciena Corp.*	88,287
65,269	Cisco Systems, Inc.	3,863,925
51,863	Corning, Inc.	2,464,530
29,795	Dell Technologies, Inc. Class C	3,433,576
7,843	F5, Inc.*	1,972,279
16,808	Flex Ltd.*	645,259
183,356	Hewlett Packard Enterprise Co.	3,914,651
132,582	HP, Inc.	4,326,151
9,466	Insight Enterprises, Inc.*	1,439,779
1,051	Itron, Inc.*	114,118
5,606	Jabil, Inc.	806,703
46,761	Juniper Networks, Inc.	1,751,199
7,433	Keysight Technologies, Inc.*	1,193,963
668	Littelfuse, Inc.	157,414
7,557	Motorola Solutions, Inc.	3,493,072
38,567	NetApp, Inc.	4,476,857
10,802	Pure Storage, Inc. Class A*	663,567
21,951	Sanmina Corp.*	1,661,032
7,320	Seagate Technology Holdings PLC	631,789
9,930	TD SYNNEX Corp.	1,164,590
17,476	TE Connectivity PLC	2,498,544
42,152	Vontier Corp.	1,537,283
		59,282,405
	Telecommunication Services - 2.5%
180,575	AT&T, Inc.	4,111,693
14,512	T-Mobile U.S., Inc.	3,203,234
92,864	Verizon Communications, Inc.	3,713,631
		11,028,558
	Transportation - 1.2%
15,633	CH Robinson Worldwide, Inc.	1,615,201
5,523	FedEx Corp.	1,553,786
5,660	Landstar System, Inc.	972,728
6,437	Ryder System, Inc.	1,009,708
		5,151,423
	Utilities - 4.3%
6,796	Ameren Corp.	605,795
10,769	American Electric Power Co., Inc.	993,225
11,178	Consolidated Edison, Inc.	997,413
3,501	Dominion Energy, Inc.	188,564
8,837	DTE Energy Co.	1,067,068
11,999	Duke Energy Corp.	1,292,772
6,407	Edison International	511,535
22,554	Entergy Corp.	1,710,044
9,528	Exelon Corp.	358,634
18,884	FirstEnergy Corp.	751,206
18,351	National Fuel Gas Co.	1,113,539
4,232	NextEra Energy, Inc.	303,392
25,048	NRG Energy, Inc.	2,259,831
8,290	OGE Energy Corp.	341,962
11,687	Portland General Electric Co.	509,787
25,304	PPL Corp.	821,368
12,553	Public Service Enterprise Group, Inc.	1,060,603

34

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
December 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.8% - (continued)
	Utilities - 4.3% - (continued)
3,499	Sempra		$306,932
13,386	Southern Co.		1,101,936
5,258	Vistra Corp.		724,920
6,334	WEC Energy Group, Inc.		595,649
17,824	Xcel Energy, Inc.		1,203,476
			18,819,651
	Total Common Stocks (cost $381,821,909)		$433,842,884
	Total Investments (cost $381,821,909)	99.8%	$433,842,884
	Other Assets and Liabilities	0.2%	862,649
	Net Assets	100.0%	$434,705,533
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.

Futures Contracts Outstanding at December 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	2	03/21/2025	$593,575	$(20,956)
Total futures contracts				$(20,956)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

35

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
December 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$14,585,406	$14,585,406	$—	$—
Capital Goods	34,121,889	34,121,889	—	—
Commercial & Professional Services	9,942,059	9,942,059	—	—
Consumer Discretionary Distribution & Retail	25,304,047	25,304,047	—	—
Consumer Durables & Apparel	5,624,162	5,624,162	—	—
Consumer Services	6,585,469	6,585,469	—	—
Consumer Staples Distribution & Retail	17,259,410	17,259,410	—	—
Energy	12,764,540	12,764,540	—	—
Equity Real Estate Investment Trusts (REITs)	7,041,507	7,041,507	—	—
Financial Services	14,874,115	14,874,115	—	—
Food, Beverage & Tobacco	9,109,972	9,109,972	—	—
Health Care Equipment & Services	20,811,502	20,811,502	—	—
Household & Personal Products	6,566,315	6,566,315	—	—
Insurance	21,769,114	21,769,114	—	—
Materials	16,336,275	16,336,275	—	—
Media & Entertainment	19,426,776	19,426,776	—	—
Pharmaceuticals, Biotechnology & Life Sciences	31,517,366	31,517,366	—	—
Semiconductors & Semiconductor Equipment	22,681,136	22,681,136	—	—
Software & Services	43,239,787	43,239,787	—	—
Technology Hardware & Equipment	59,282,405	59,282,405	—	—
Telecommunication Services	11,028,558	11,028,558	—	—
Transportation	5,151,423	5,151,423	—	—
Utilities	18,819,651	18,819,651	—	—
Total	$433,842,884	$433,842,884	$—	$—
Liabilities
Futures Contracts(2)	$(20,956)	$(20,956)	$—	$—
Total	$(20,956)	$(20,956)	$—	$—

(1)	For the period ended December 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

36

Hartford US Quality Growth ETF
Schedule of Investments
December 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0%
	Automobiles & Components - 1.3%
1,476	Tesla, Inc.*	$596,068
	Banks - 0.1%
108	JP Morgan Chase & Co.	25,889
	Capital Goods - 3.5%
217	Acuity Brands, Inc.	63,392
2,774	Builders FirstSource, Inc.*	396,488
4,209	Fastenal Co.	302,669
1,513	Ferguson Enterprises, Inc.	262,611
326	Illinois Tool Works, Inc.	82,661
1,043	Masco Corp.	75,691
467	WW Grainger, Inc.	492,241
		1,675,753
	Commercial & Professional Services - 1.5%
1,334	Cintas Corp.	243,722
4,137	Robert Half, Inc.	291,493
1,726	Veralto Corp.	175,793
		711,008
	Consumer Discretionary Distribution & Retail - 10.0%
1,513	Abercrombie & Fitch Co. Class A*	226,148
9,829	Amazon.com, Inc.*	2,156,384
35	AutoZone, Inc.*	112,070
1,042	Bath & Body Works, Inc.	40,398
1,476	Best Buy Co., Inc.	126,641
4,391	Gap, Inc.	103,759
38	Genuine Parts Co.	4,437
2,378	Home Depot, Inc.	925,018
1,262	Lowe's Cos., Inc.	311,462
143	O'Reilly Automotive, Inc.*	169,569
2,014	TJX Cos., Inc.	243,311
545	Tractor Supply Co.	28,918
178	Ulta Beauty, Inc.*	77,418
1,009	Williams-Sonoma, Inc.	186,847
		4,712,380
	Consumer Durables & Apparel - 1.5%
790	Deckers Outdoor Corp.*	160,441
899	Lululemon Athletica, Inc.*	343,787
2,287	NIKE, Inc. Class B	173,057
181	Ralph Lauren Corp.	41,807
		719,092
	Consumer Services - 1.0%
96	Booking Holdings, Inc.	476,968
	Consumer Staples Distribution & Retail - 4.8%
1,118	Albertsons Cos., Inc. Class A	21,957
974	Costco Wholesale Corp.	892,447
2,952	Kroger Co.	180,515
971	Target Corp.	131,260
11,444	Walmart, Inc.	1,033,965
		2,260,144
	Energy - 3.4%
470	APA Corp.	10,852
3,528	ChampionX Corp.	95,926
5,146	EOG Resources, Inc.	630,797
7,487	Exxon Mobil Corp.	805,377
936	Weatherford International PLC	67,046
		1,609,998
	Equity Real Estate Investment Trusts (REITs) - 0.3%
539	Lamar Advertising Co. Class A, REIT	65,618
325	SBA Communications Corp. REIT	66,235
		131,853
	Financial Services - 4.9%
794	Berkshire Hathaway, Inc. Class B*	359,904
Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0% - (continued)
	Financial Services - 4.9% - (continued)
1,835	Mastercard, Inc. Class A	$966,256
3,203	Visa, Inc. Class A	1,012,276
		2,338,436
	Health Care Equipment & Services - 2.4%
467	IDEXX Laboratories, Inc.*	193,077
2,014	Lantheus Holdings, Inc.*	180,172
1,510	UnitedHealth Group, Inc.	763,849
		1,137,098
	Household & Personal Products - 2.0%
935	Colgate-Palmolive Co.	85,001
5,147	Procter & Gamble Co.	862,894
		947,895
	Materials - 2.1%
179	PPG Industries, Inc.	21,381
684	Reliance, Inc.	184,174
2,233	RPM International, Inc.	274,793
1,476	Sherwin-Williams Co.	501,737
		982,085
	Media & Entertainment - 9.5%
12,815	Alphabet, Inc. Class A	2,425,880
1,478	Electronic Arts, Inc.	216,231
7,017	Match Group, Inc.*	229,526
2,591	Meta Platforms, Inc. Class A	1,517,056
502	New York Times Co. Class A	26,129
2,414	Pinterest, Inc. Class A*	70,006
		4,484,828
	Pharmaceuticals, Biotechnology & Life Sciences - 8.6%
4,499	AbbVie, Inc.	799,472
8,819	Alkermes PLC*	253,634
934	Eli Lilly & Co.	721,048
3,202	Exelixis, Inc.*	106,627
1,584	Gilead Sciences, Inc.	146,314
1,870	Incyte Corp.*	129,161
5,327	Johnson & Johnson	770,391
7,452	Merck & Co., Inc.	741,325
251	Mettler-Toledo International, Inc.*	307,144
395	Zoetis, Inc.	64,357
		4,039,473
	Real Estate Management & Development - 0.7%
2,232	CoStar Group, Inc.*	159,789
2,627	Zillow Group, Inc. Class C*	194,529
		354,318
	Semiconductors & Semiconductor Equipment - 12.4%
1,945	Applied Materials, Inc.	316,315
395	Axcelis Technologies, Inc.*	27,599
5,109	Broadcom, Inc.	1,184,471
830	Cirrus Logic, Inc.*	82,651
362	KLA Corp.	228,104
2,808	Lam Research Corp.	202,822
1,231	Lattice Semiconductor Corp.*	69,736
56	Monolithic Power Systems, Inc.	33,135
19,653	NVIDIA Corp.	2,639,201
1,151	NXP Semiconductors NV	239,235
828	ON Semiconductor Corp.*	52,205
2,662	QUALCOMM, Inc.	408,937
2,015	Teradyne, Inc.	253,729
578	Texas Instruments, Inc.	108,381
		5,846,521
	Software & Services - 20.7%
1,150	Accenture PLC Class A	404,558
898	Adobe, Inc.*	399,323
1,114	Appfolio, Inc. Class A*	274,846
2,305	AppLovin Corp. Class A*	746,428

37

Hartford US Quality Growth ETF
Schedule of Investments – (continued)
December 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0% - (continued)
	Software & Services - 20.7% - (continued)
1,802	Atlassian Corp. Class A*	$438,571
935	Autodesk, Inc.*	276,358
1,870	Cadence Design Systems, Inc.*	561,860
3,277	Cognizant Technology Solutions Corp. Class A	252,001
2,302	Commvault Systems, Inc.*	347,395
505	Datadog, Inc. Class A*	72,159
4,537	DocuSign, Inc.*	408,058
20,336	Dropbox, Inc. Class A*	610,893
290	Fair Isaac Corp.*	577,370
3,314	Fortinet, Inc.*	313,107
649	Gartner, Inc.*	314,421
434	HubSpot, Inc.*	302,398
288	Intuit, Inc.	181,008
650	Manhattan Associates, Inc.*	175,656
4,246	Microsoft Corp.	1,789,689
2,338	Nutanix, Inc. Class A*	143,039
178	Palantir Technologies, Inc. Class A*	13,462
212	Palo Alto Networks, Inc.*	38,576
431	Qualys, Inc.*	60,435
325	ServiceNow, Inc.*	344,539
2,052	Smartsheet, Inc. Class A*	114,974
577	Synopsys, Inc.*	280,053
1,692	VeriSign, Inc.*	350,176
		9,791,353
	Technology Hardware & Equipment - 9.2%
9,178	Apple, Inc.	2,298,355
2,020	Arista Networks, Inc.*	223,271
397	CDW Corp.	69,094
3,133	Cisco Systems, Inc.	185,474
649	Dell Technologies, Inc. Class C	74,791
538	F5, Inc.*	135,291
8,639	HP, Inc.	281,890
826	Keysight Technologies, Inc.*	132,680
Shares or Principal Amount			Market Value†
COMMON STOCKS - 100.0% - (continued)
	Technology Hardware & Equipment - 9.2% - (continued)
682	Motorola Solutions, Inc.		$315,241
3,995	NetApp, Inc.		463,739
2,662	Pure Storage, Inc. Class A*		163,527
			4,343,353
	Transportation - 0.1%
145	Landstar System, Inc.		24,920
	Total Common Stocks (cost $46,865,228)		$47,209,433
	Total Investments (cost $46,865,228)	100.0%	$47,209,433
	Other Assets and Liabilities	0.0%	21,273
	Net Assets	100.0%	$47,230,706
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

38

Hartford US Quality Growth ETF
Schedule of Investments – (continued)
December 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$596,068	$596,068	$—	$—
Banks	25,889	25,889	—	—
Capital Goods	1,675,753	1,675,753	—	—
Commercial & Professional Services	711,008	711,008	—	—
Consumer Discretionary Distribution & Retail	4,712,380	4,712,380	—	—
Consumer Durables & Apparel	719,092	719,092	—	—
Consumer Services	476,968	476,968	—	—
Consumer Staples Distribution & Retail	2,260,144	2,260,144	—	—
Energy	1,609,998	1,609,998	—	—
Equity Real Estate Investment Trusts (REITs)	131,853	131,853	—	—
Financial Services	2,338,436	2,338,436	—	—
Health Care Equipment & Services	1,137,098	1,137,098	—	—
Household & Personal Products	947,895	947,895	—	—
Materials	982,085	982,085	—	—
Media & Entertainment	4,484,828	4,484,828	—	—
Pharmaceuticals, Biotechnology & Life Sciences	4,039,473	4,039,473	—	—
Real Estate Management & Development	354,318	354,318	—	—
Semiconductors & Semiconductor Equipment	5,846,521	5,846,521	—	—
Software & Services	9,791,353	9,791,353	—	—
Technology Hardware & Equipment	4,343,353	4,343,353	—	—
Transportation	24,920	24,920	—	—
Total	$47,209,433	$47,209,433	$—	$—

(1)	For the period ended December 31, 2024, there were no transfers in and out of Level 3.

39

Hartford US Value ETF
Schedule of Investments
December 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Banks - 14.7%
14,074	Bank of America Corp.	$618,552
3,078	Bank OZK	137,063
13,560	Citigroup, Inc.	954,488
2,359	Citizens Financial Group, Inc.	103,230
1,920	Columbia Banking System, Inc.	51,859
9,034	Fifth Third Bancorp	381,958
8	First Citizens BancShares, Inc. Class A	16,904
2,516	First Horizon Corp.	50,672
20,311	Huntington Bancshares, Inc.	330,460
2,841	JP Morgan Chase & Co.	681,016
4,518	M&T Bank Corp.	849,429
3,160	PNC Financial Services Group, Inc.	609,406
1,427	Popular, Inc.	134,224
22,115	Regions Financial Corp.	520,145
14,556	U.S. Bancorp	696,214
12,753	Wells Fargo & Co.	895,771
		7,031,391
	Capital Goods - 4.9%
3,759	Boise Cascade Co.	446,795
2,640	Builders FirstSource, Inc.*	377,335
922	Caterpillar, Inc.	334,465
200	Cummins, Inc.	69,720
1,498	Ferguson Enterprises, Inc.	260,008
801	Illinois Tool Works, Inc.	203,101
1,622	Mueller Industries, Inc.	128,722
5,079	Terex Corp.	234,751
840	UFP Industries, Inc.	94,626
198	WW Grainger, Inc.	208,702
		2,358,225
	Commercial & Professional Services - 0.8%
1,198	Cintas Corp.	218,875
2,283	Robert Half, Inc.	160,860
		379,735
	Consumer Discretionary Distribution & Retail - 4.2%
7,194	Best Buy Co., Inc.	617,245
222	Dick's Sporting Goods, Inc.	50,803
28,669	Gap, Inc.	677,448
402	Home Depot, Inc.	156,374
1,080	Lowe's Cos., Inc.	266,544
5,799	Macy's, Inc.	98,177
1,039	TJX Cos., Inc.	125,522
104	Williams-Sonoma, Inc.	19,259
		2,011,372
	Consumer Durables & Apparel - 0.2%
881	PulteGroup, Inc.	95,941
	Consumer Services - 0.2%
7	Booking Holdings, Inc.	34,779
921	H&R Block, Inc.	48,666
		83,445
	Consumer Staples Distribution & Retail - 3.9%
18,074	Albertsons Cos., Inc. Class A	354,973
10,155	Kroger Co.	620,978
3,998	Target Corp.	540,450
3,920	Walmart, Inc.	354,172
		1,870,573
	Energy - 10.4%
21,231	APA Corp.	490,224
602	ChampionX Corp.	16,368
2,400	Chevron Corp.	347,616
2,283	Chord Energy Corp.	266,928
3,798	ConocoPhillips	376,648
10,555	Devon Energy Corp.	345,465
80	Diamondback Energy, Inc.	13,106
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Energy - 10.4% - (continued)
7,719	EOG Resources, Inc.	$946,195
3,839	Exxon Mobil Corp.	412,961
2,080	HF Sinclair Corp.	72,904
9,397	Magnolia Oil & Gas Corp. Class A	219,702
4,236	Marathon Petroleum Corp.	590,922
918	Ovintiv, Inc.	37,179
1,798	Phillips 66	204,846
198	SM Energy Co.	7,675
5,199	Valero Energy Corp.	637,346
320	Weatherford International PLC	22,922
		5,009,007
	Equity Real Estate Investment Trusts (REITs) - 4.8%
1,639	American Tower Corp. REIT	300,609
359	Crown Castle, Inc. REIT	32,583
278	Equinix, Inc. REIT	262,123
3,757	Iron Mountain, Inc. REIT	394,898
4,479	Lamar Advertising Co. Class A, REIT	545,274
641	SBA Communications Corp. REIT	130,636
1,327	Simon Property Group, Inc. REIT	228,523
12,754	VICI Properties, Inc. REIT	372,544
1,881	Weyerhaeuser Co. REIT	52,950
		2,320,140
	Financial Services - 15.8%
478	American Express Co.	141,866
8,037	Bank of New York Mellon Corp.	617,483
1,001	Berkshire Hathaway, Inc. Class B*	453,733
1,514	Capital One Financial Corp.	269,977
3,317	Corebridge Financial, Inc.	99,278
443	Essent Group Ltd.	24,117
373	Goldman Sachs Group, Inc.	213,587
799	Jack Henry & Associates, Inc.	140,065
4,925	Jackson Financial, Inc. Class A	428,869
11,793	Janus Henderson Group PLC	501,556
1,318	Mastercard, Inc. Class A	694,019
10,775	MGIC Investment Corp.	255,475
1,319	Moody's Corp.	624,375
760	Morgan Stanley	95,547
196	MSCI, Inc.	117,602
6,396	PayPal Holdings, Inc.*	545,899
3,959	Radian Group, Inc.	125,579
7,039	State Street Corp.	690,878
10,874	Synchrony Financial	706,810
4,516	T Rowe Price Group, Inc.	510,714
1,080	Visa, Inc. Class A	341,323
		7,598,752
	Food, Beverage & Tobacco - 0.7%
5,996	Altria Group, Inc.	313,531
	Health Care Equipment & Services - 4.9%
16,726	CVS Health Corp.	750,830
1,398	Elevance Health, Inc.	515,722
1,040	HCA Healthcare, Inc.	312,156
1,118	Humana, Inc.	283,648
1,728	Lantheus Holdings, Inc.*	154,587
678	UnitedHealth Group, Inc.	342,973
		2,359,916
	Insurance - 4.8%
1,880	Axis Capital Holdings Ltd.	166,606
1,199	Chubb Ltd.	331,284
3,439	Cincinnati Financial Corp.	494,184
38	Everest Group Ltd.	13,774
23,190	Lincoln National Corp.	735,355
79	Markel Group, Inc.*	136,372
243	Progressive Corp.	58,225

40

Hartford US Value ETF
Schedule of Investments – (continued)
December 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Insurance - 4.8% - (continued)
1,598	Prudential Financial, Inc.	$189,411
2,603	Unum Group	190,097
		2,315,308
	Materials - 4.4%
2,158	Cabot Corp.	197,047
4,839	Commercial Metals Co.	240,014
999	Nucor Corp.	116,593
1,080	Reliance, Inc.	290,801
1,160	Sherwin-Williams Co.	394,319
4,678	Smurfit WestRock PLC	251,957
5,437	Steel Dynamics, Inc.	620,199
		2,110,930
	Media & Entertainment - 2.9%
3,435	Alphabet, Inc. Class A	650,245
1,517	Comcast Corp. Class A	56,933
1,170	Meta Platforms, Inc. Class A	685,047
		1,392,225
	Pharmaceuticals, Biotechnology & Life Sciences - 3.0%
79	Eli Lilly & Co.	60,988
4,677	Gilead Sciences, Inc.	432,014
3,201	Johnson & Johnson	462,929
1,241	Merck & Co., Inc.	123,455
23,307	Organon & Co.	347,740
		1,427,126
	Semiconductors & Semiconductor Equipment - 2.0%
438	Applied Materials, Inc.	71,232
3,541	NVIDIA Corp.	475,521
361	NXP Semiconductors NV	75,034
2,118	QUALCOMM, Inc.	325,367
		947,154
	Software & Services - 0.2%
758	Cognizant Technology Solutions Corp. Class A	58,290
159	International Business Machines Corp.	34,953
		93,243
	Technology Hardware & Equipment - 5.4%
762	Apple, Inc.	190,820
6,237	Avnet, Inc.	326,320
2,320	Cisco Systems, Inc.	137,344
2,920	Dell Technologies, Inc. Class C	336,501
22,993	Hewlett Packard Enterprise Co.	490,900
26,829	HP, Inc.	875,430
1,797	NetApp, Inc.	208,596
		2,565,911
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.8% - (continued)
	Telecommunication Services - 3.1%
34,228	AT&T, Inc.		$779,371
822	T-Mobile U.S., Inc.		181,440
13,633	Verizon Communications, Inc.		545,184
			1,505,995
	Transportation - 1.5%
2,037	FedEx Corp.		573,069
1,013	Ryder System, Inc.		158,899
			731,968
	Utilities - 7.0%
437	American Electric Power Co., Inc.		40,305
1,123	DTE Energy Co.		135,602
4,238	Duke Energy Corp.		456,602
6,640	Entergy Corp.		503,445
1,441	Exelon Corp.		54,239
9,876	National Fuel Gas Co.		599,276
4,677	NextEra Energy, Inc.		335,294
8,277	NRG Energy, Inc.		746,751
5,038	Southern Co.		414,728
1,318	Xcel Energy, Inc.		88,991
			3,375,233
	Total Common Stocks (cost $50,230,139)		$47,897,121
	Total Investments (cost $50,230,139)	99.8%	$47,897,121
	Other Assets and Liabilities	0.2%	115,742
	Net Assets	100.0%	$48,012,863
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

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Hartford US Value ETF
Schedule of Investments – (continued)
December 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$7,031,391	$7,031,391	$—	$—
Capital Goods	2,358,225	2,358,225	—	—
Commercial & Professional Services	379,735	379,735	—	—
Consumer Discretionary Distribution & Retail	2,011,372	2,011,372	—	—
Consumer Durables & Apparel	95,941	95,941	—	—
Consumer Services	83,445	83,445	—	—
Consumer Staples Distribution & Retail	1,870,573	1,870,573	—	—
Energy	5,009,007	5,009,007	—	—
Equity Real Estate Investment Trusts (REITs)	2,320,140	2,320,140	—	—
Financial Services	7,598,752	7,598,752	—	—
Food, Beverage & Tobacco	313,531	313,531	—	—
Health Care Equipment & Services	2,359,916	2,359,916	—	—
Insurance	2,315,308	2,315,308	—	—
Materials	2,110,930	2,110,930	—	—
Media & Entertainment	1,392,225	1,392,225	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,427,126	1,427,126	—	—
Semiconductors & Semiconductor Equipment	947,154	947,154	—	—
Software & Services	93,243	93,243	—	—
Technology Hardware & Equipment	2,565,911	2,565,911	—	—
Telecommunication Services	1,505,995	1,505,995	—	—
Transportation	731,968	731,968	—	—
Utilities	3,375,233	3,375,233	—	—
Total	$47,897,121	$47,897,121	$—	$—

(1)	For the period ended December 31, 2024, there were no transfers in and out of Level 3.

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Hartford Multifactor ETFs
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited)

Index Abbreviations:
EAFE	Europe, Australasia and Far East
S&P	Standard & Poor's
Other Abbreviations:
ADR	American Depositary Receipt
Bhd	Berhad
GDR	Global Depositary Receipt
KGaA	Kommanditgesellschaft Auf Aktien
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
Tbk	Terbuka

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